Glossary
The following abbreviations are used in the Series’ descriptions:
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
UAH—Ukraine Hryvna
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps

ADR—American Depositary Receipt
AQUIS—Aquis Exchange
BROIS—Brazil Overnight Index Swap
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
GMTN—Global Medium Term Note
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
T—Swap payment upon termination
UTS—Unit Trust Security
WIBOR—Warsaw Interbank Offered Rate

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 96.7%
Corporate Bonds 21.6%
Argentina 0.5%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$ 154,419
Azerbaijan 0.8%
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30	200	239,616
Brazil 1.2%
Petrobras Global Finance BV,
Gtd. Notes	5.299	01/27/25	125	134,694
Gtd. Notes	5.999	01/27/28	95	103,740
Gtd. Notes	6.900	03/19/49	20	22,444
Gtd. Notes	7.375	01/17/27	18	21,270
Gtd. Notes	8.750	05/23/26	87	109,272
				391,420
Chile 0.7%
Corp Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	229,653
China 2.1%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.875	03/14/25	240	257,496
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	8.000	01/27/24	200	217,336
Sinochem Overseas Capital Co. Ltd., Gtd. Notes	6.300	11/12/40	130	174,341
				649,173
India 0.6%
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27	200	201,591
Indonesia 3.0%
Indonesia Asahan Aluminium Persero PT, Sr. Unsec’d. Notes	6.530	11/15/28	200	240,563
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875	10/01/24	200	215,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
Indonesia (cont’d.)
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000%	05/03/42	200	$ 233,976
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24	250	251,242
				940,781
Kazakhstan 0.7%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	5.375	04/24/30	200	223,830
Malaysia 1.0%
Petroliam Nasional Bhd, Sr. Unsec’d. Notes	7.625	10/15/26	250	327,032
Mexico 4.6%
Mexichem SAB de CV, Gtd. Notes	5.500	01/15/48	200	201,000
Nemak SAB de CV, Sr. Unsec’d. Notes	4.750	01/23/25	200	202,500
Petroleos Mexicanos,
Gtd. Notes	4.875	01/18/24	140	137,466
Gtd. Notes	6.350	02/12/48	50	43,635
Gtd. Notes	6.500	03/13/27	275	272,718
Gtd. Notes	6.500	01/23/29	65	63,521
Gtd. Notes	6.500	06/02/41	410	368,582
Gtd. Notes, MTN	6.875	08/04/26	140	142,709
				1,432,131
Russia 1.9%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	100	128,128
Sr. Unsec’d. Notes, MTN	8.625	04/28/34	170	234,845

Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942	11/21/23	205	221,500
				584,473
Saudi Arabia 0.7%
Saudi Arabian Oil Co., Sr. Unsec’d. Notes, MTN	4.250	04/16/39	200	208,167

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
South Africa 1.4%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes	7.125%	02/11/25		200	$ 207,500
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		200	220,611
					428,111
Trinidad & Tobago 0.3%
Trinidad Petroleum Holdings Ltd., Sr. Sec’d. Notes, 144A	9.750	06/15/26		91	101,806
Tunisia 0.9%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24	EUR	140	153,455
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	100	114,032
					267,487
United States 0.6%
JBS Investments II GmbH, Gtd. Notes, 144A	5.750	01/15/28		200	203,180
Venezuela 0.6%
Petroleos de Venezuela SA,
First Lien	8.500	10/27/20		205	133,250
Sr. Unsec’d. Notes	5.375	04/12/27(d)		205	28,700
Sr. Unsec’d. Notes	6.000	05/16/24(d)		45	6,300
Sr. Unsec’d. Notes	6.000	11/15/26(d)		65	9,100
					177,350

Total Corporate Bonds (cost $6,774,335)					6,760,220
Sovereign Bonds 75.1%
Angola 1.4%
Angolan Government International Bond,
Sr. Unsec’d. Notes	9.500	11/12/25		200	231,500
Sr. Unsec’d. Notes, 144A	9.375	05/08/48		200	220,650
					452,150

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Argentina 4.4%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.380%(cc)	12/31/38	EUR	70	$ 45,392
Sr. Unsec’d. Notes	3.750(cc)	12/31/38		110	65,615
Sr. Unsec’d. Notes	4.625	01/11/23		40	33,300
Sr. Unsec’d. Notes	5.625	01/26/22		80	68,880
Sr. Unsec’d. Notes	6.875	04/22/21		150	134,625
Sr. Unsec’d. Notes	6.875	01/11/48		30	22,680
Sr. Unsec’d. Notes	7.500	04/22/26		240	205,200
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	138	129,283
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	179	165,280
Sr. Unsec’d. Notes	8.280	12/31/33		210	181,809
Sr. Unsec’d. Notes	8.280	12/31/33		42	35,100
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	85,540
Sr. Unsec’d. Notes, 144A	9.125	03/16/24		245	205,803
					1,378,507
Bahrain 2.9%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		200	222,290
Sr. Unsec’d. Notes	7.000	01/26/26		400	448,927
Sr. Unsec’d. Notes	7.500	09/20/47		200	227,250
					898,467
Belarus 0.7%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23		200	212,692
Brazil 3.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		437	464,873
Brazilian Government International Bond,
Sr. Unsec’d. Notes	5.625	01/07/41		120	133,441
Sr. Unsec’d. Notes	7.125	01/20/37		120	153,451
Sr. Unsec’d. Notes	8.250	01/20/34		205	282,646
					1,034,411

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Colombia 1.7%
Colombia Government International Bond,
Sr. Unsec’d. Notes	6.125%	01/18/41		135	$ 168,245
Sr. Unsec’d. Notes	7.375	09/18/37		275	378,472
					546,717
Congo (Republic) 0.2%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		78	69,094
Costa Rica 1.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25		200	194,502
Sr. Unsec’d. Notes	7.158	03/12/45		200	206,752
					401,254
Dominican Republic 2.3%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		305	326,747
Sr. Unsec’d. Notes	7.450	04/30/44		340	400,778
					727,525
Ecuador 3.7%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.750	06/02/23		400	430,600
Sr. Unsec’d. Notes	8.875	10/23/27		700	721,875
					1,152,475
Egypt 3.0%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	200	234,617
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	200	229,443
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	217,989
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	272,550
					954,599
El Salvador 1.6%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27		175	180,689

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
El Salvador (cont’d.)
El Salvador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.750%	01/24/23		250	$ 274,690
Sr. Unsec’d. Notes	8.250	04/10/32		45	51,300
					506,679
Gabon 0.6%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	198,500
Ghana 1.5%
Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30		200	253,476
Sr. Unsec’d. Notes, 144A	7.875	03/26/27		200	211,025
					464,501
Greece 0.8%
Hellenic Republic Government Bond, Bonds	3.000(cc)	02/24/37	EUR	200	248,569
Honduras 0.7%
Honduras Government International Bond, Sr. Unsec’d. Notes	7.500	03/15/24		200	220,502
Hungary 0.8%
Hungary Government International Bond, Sr. Unsec’d. Notes	7.625	03/29/41		158	250,261
Indonesia 2.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	115,820
Sr. Unsec’d. Notes	7.750	01/17/38		160	233,492
Sr. Unsec’d. Notes	8.500	10/12/35		150	227,626
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	136,023
Sr. Unsec’d. Notes, MTN	6.750	01/15/44		100	138,126
					851,087

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Iraq 1.5%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800%	01/15/28		250	$ 248,125
Sr. Unsec’d. Notes	6.752	03/09/23		200	207,024
					455,149
Ivory Coast 1.0%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	6.375	03/03/28		200	200,722
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	100	112,115
					312,837
Jamaica 0.8%
Jamaica Government International Bond, Sr. Unsec’d. Notes	7.625	07/09/25		225	262,408
Jordan 0.7%
Jordan Government International Bond, Sr. Unsec’d. Notes	7.375	10/10/47		200	212,084
Kazakhstan 0.9%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, MTN	6.500	07/21/45		200	277,525
Kenya 1.3%
Kenya Government International Bond,
Sr. Unsec’d. Notes	6.875	06/24/24		200	214,880
Sr. Unsec’d. Notes	8.250	02/28/48		200	208,052
					422,932
Lebanon 1.8%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23		102	84,637
Sr. Unsec’d. Notes	6.650	04/22/24		52	42,250
Sr. Unsec’d. Notes	6.750	11/29/27		20	15,350
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		65	55,006
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22		75	64,153
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30		150	112,687
Sr. Unsec’d. Notes, MTN	6.400	05/26/23		150	124,149

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Lebanon (cont’d.)
Lebanon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, MTN	6.850%	05/25/29	40	$ 30,320
Sr. Unsec’d. Notes, MTN	8.250	04/12/21	35	32,654
				561,206
Mexico 0.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110	94	102,178
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	92	110,286
				212,464
Mongolia 0.6%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	12/05/22	200	201,760
Namibia 0.7%
Namibia International Bonds, Sr. Unsec’d. Notes	5.250	10/29/25	200	203,824
Nigeria 2.0%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25	200	222,464
Sr. Unsec’d. Notes, 144A	7.143	02/23/30	200	206,408
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	206,370
				635,242
Oman 1.9%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	200	197,700
Sr. Unsec’d. Notes	6.500	03/08/47	225	207,738
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	188,284
				593,722
Pakistan 1.3%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	09/30/25	370	414,474

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Panama 1.5%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.700%	01/26/36		220	$ 301,952
Sr. Unsec’d. Notes	9.375	04/01/29		105	157,501
					459,453
Papua New Guinea 0.7%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28		200	216,000
Peru 1.7%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.550	03/14/37		75	106,313
Sr. Unsec’d. Notes	8.750	11/21/33		265	432,613
					538,926
Philippines 1.4%
Philippine Government International Bond,
Sr. Unsec’d. Notes	6.375	10/23/34		100	140,123
Sr. Unsec’d. Notes	7.750	01/14/31		200	295,563
					435,686
Qatar 1.5%
Qatar Government International Bond,
Sr. Unsec’d. Notes	5.103	04/23/48		200	240,357
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	237,288
					477,645
Romania 1.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		58	64,380
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		44	48,840
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	73	100,427
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	12	15,430
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	75	96,517
Sr. Unsec’d. Notes, MTN	4.625	04/03/49	EUR	36	49,526
Sr. Unsec’d. Notes, MTN	6.125	01/22/44		102	129,365
					504,485

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Russia 1.6%
Russian Foreign Bond,
Sr. Unsec’d. Notes	5.625%	04/04/42	200	$ 236,503
Sr. Unsec’d. Notes	12.750	06/24/28	165	272,744
				509,247
Saudi Arabia 1.5%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.250	01/16/50	200	234,750
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49	200	226,902
				461,652
Senegal 0.6%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	6.750	03/13/48	205	196,681
South Africa 1.5%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.875	04/14/26	200	204,750
Sr. Unsec’d. Notes	6.250	03/08/41	230	250,700
				455,450
Sri Lanka 2.4%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	6.200	05/11/27	200	192,759
Sr. Unsec’d. Notes	6.850	11/03/25	550	559,636
				752,395
Turkey 4.4%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	5.375	10/24/23	200	190,685
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26	200	178,192
Sr. Unsec’d. Notes	6.875	03/17/36	325	318,042
Sr. Unsec’d. Notes	7.250	12/23/23	200	209,999
Sr. Unsec’d. Notes	7.375	02/05/25	25	26,268

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.625%	04/26/29	400	$ 419,600
Sr. Unsec’d. Notes	8.000	02/14/34	30	32,355
				1,375,141
Ukraine 4.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	—(ff)	05/31/40	41	34,850
Sr. Unsec’d. Notes	7.750	09/01/21	85	88,954
Sr. Unsec’d. Notes	7.750	09/01/23	105	112,245
Sr. Unsec’d. Notes	7.750	09/01/24	135	144,037
Sr. Unsec’d. Notes	7.750	09/01/25	315	332,861
Sr. Unsec’d. Notes	7.750	09/01/26	150	158,400
Sr. Unsec’d. Notes	9.750	11/01/28	200	233,500

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25	200	212,350
				1,317,197
Uruguay 1.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	5.100	06/18/50	60	68,850
Sr. Unsec’d. Notes	7.625	03/21/36	185	268,252
				337,102
Venezuela 0.1%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	27,450
Zambia 0.5%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24	200	143,480

Total Sovereign Bonds (cost $23,401,994)				23,541,607

Total Long-Term Investments (cost $30,176,329)				30,301,827

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $543,833)(w)	543,833	$543,833

TOTAL INVESTMENTS 98.5% (cost $30,720,157)		30,845,655
Other assets in excess of liabilities(z) 1.5%		483,597

Net Assets 100.0%		$31,329,252

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/20/19	BNP Paribas	ARS	704	$ 16,106	$ 15,600	$ —	$ (506)
Expiring 08/20/19	Goldman Sachs International	ARS	677	15,481	15,003	—	(478)
Expiring 08/28/19	BNP Paribas	ARS	1,911	42,456	41,850	—	(606)
Expiring 08/28/19	Citibank, N.A.	ARS	1,166	26,027	25,530	—	(497)
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	218	153,878	149,623	—	(4,255)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	55	38,581	37,693	—	(888)
Brazilian Real,
Expiring 08/02/19	BNP Paribas	BRL	232	61,380	60,667	—	(713)
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	688	182,786	180,301	—	(2,485)
Chilean Peso,
Expiring 09/23/19	UBS AG	CLP	20,500	30,000	29,127	—	(873)
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	502	73,000	72,601	—	(399)
Expiring 10/25/19	Citibank, N.A.	CNH	427	62,000	61,713	—	(287)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/25/19	Goldman Sachs International	CNH	599	$ 87,000	$ 86,626	$ —	$ (374)
Expiring 10/25/19	HSBC BANK USA, N.A.	CNH	420	61,000	60,735	—	(265)
Expiring 05/14/21	Citibank, N.A.	CNH	994	142,393	141,752	—	(641)
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	83,724	26,100	25,440	—	(660)
Expiring 09/18/19	BNP Paribas	COP	95,019	28,710	28,872	162	—
Expiring 09/18/19	BNP Paribas	COP	88,729	27,700	26,961	—	(739)
Expiring 09/18/19	BNP Paribas	COP	75,921	22,320	23,069	749	—
Expiring 09/18/19	Citibank, N.A.	COP	195,810	61,000	59,498	—	(1,502)
Expiring 09/18/19	Goldman Sachs International	COP	213,324	65,000	64,820	—	(180)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	122,943	38,413	37,357	—	(1,056)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	251,526	74,000	76,428	2,428	—
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	2,742	120,529	118,230	—	(2,299)
Egyptian Pound,
Expiring 09/18/19	Citibank, N.A.	EGP	456	24,918	27,178	2,260	—
Expiring 10/01/19	Citibank, N.A.	EGP	1,236	67,200	73,525	6,325	—
Expiring 10/08/19	Citibank, N.A.	EGP	308	16,950	18,262	1,312	—
Expiring 11/27/19	Citibank, N.A.	EGP	254	14,706	14,836	130	—
Expiring 11/27/19	Citibank, N.A.	EGP	165	9,574	9,656	82	—
Expiring 01/21/20	Citibank, N.A.	EGP	177	10,140	10,207	67	—
Expiring 01/30/20	Citibank, N.A.	EGP	300	17,214	17,256	42	—
Hungarian Forint,
Expiring 10/18/19	Citibank, N.A.	HUF	5,043	17,466	17,201	—	(265)
Indian Rupee,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	2,664	38,486	38,530	44	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	2,644	37,765	38,242	477	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	2,638	37,549	38,151	602	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	18,397	261,822	266,094	4,272	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	6,386	91,000	92,362	1,362	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	5,745	82,000	83,095	1,095	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	4,810	$ 68,586	$ 69,571	$ 985	$ —
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	4,703	67,000	68,030	1,030	—
Indonesian Rupiah,
Expiring 09/18/19	HSBC BANK USA, N.A.	IDR	1,138,698	81,000	80,803	—	(197)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,422,869	163,161	171,928	8,767	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,284,403	86,521	91,142	4,621	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,284,403	86,813	91,142	4,329	—
Israeli Shekel,
Expiring 08/26/19	Barclays Bank PLC	ILS	234	67,000	66,737	—	(263)
Japanese Yen,
Expiring 10/18/19	Bank of America, N.A.	JPY	4,486	41,727	41,484	—	(243)
Expiring 10/18/19	Citibank, N.A.	JPY	4,219	39,028	39,018	—	(10)
Mexican Peso,
Expiring 09/18/19	Citibank, N.A.	MXN	740	38,486	38,311	—	(175)
Expiring 09/18/19	Citibank, N.A.	MXN	737	37,810	38,140	330	—
Expiring 09/18/19	Goldman Sachs International	MXN	5,157	257,912	266,894	8,982	—
New Taiwanese Dollar,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	10,500	332,544	338,591	6,047	—
Expiring 09/18/19	UBS AG	TWD	2,445	79,000	78,847	—	(153)
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas	PEN	932	277,052	281,530	4,478	—
Philippine Peso,
Expiring 09/18/19	Citibank, N.A.	PHP	3,531	69,000	69,274	274	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	3,246	62,109	63,684	1,575	—
Polish Zloty,
Expiring 10/18/19	HSBC BANK USA, N.A.	PLN	411	108,632	106,331	—	(2,301)
Russian Ruble,
Expiring 09/18/19	Barclays Bank PLC	RUB	2,392	36,608	37,324	716	—
Expiring 09/18/19	Citibank, N.A.	RUB	1,925	30,212	30,043	—	(169)
Expiring 09/18/19	Citibank, N.A.	RUB	1,924	30,228	30,026	—	(202)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	22,224	335,722	346,832	11,110	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	95	70,000	69,535	—	(465)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	BNP Paribas	SGD	103	$ 75,956	$ 75,180	$ —	$ (776)
Expiring 09/18/19	Citibank, N.A.	SGD	90	66,000	65,770	—	(230)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	128	95,000	93,571	—	(1,429)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	81	59,562	58,940	—	(622)
Expiring 09/18/19	UBS AG	SGD	138	102,000	100,676	—	(1,324)
Expiring 09/18/19	UBS AG	SGD	134	99,000	97,445	—	(1,555)
Expiring 09/18/19	UBS AG	SGD	107	79,000	77,806	—	(1,194)
Expiring 09/18/19	UBS AG	SGD	83	61,000	60,688	—	(312)
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	1,024	72,000	70,972	—	(1,028)
Expiring 09/18/19	Barclays Bank PLC	ZAR	979	65,000	67,813	2,813	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	231	15,925	15,983	58	—
Expiring 09/18/19	Citibank, N.A.	ZAR	704	48,600	48,763	163	—
Expiring 09/18/19	Citibank, N.A.	ZAR	548	38,398	37,985	—	(413)
Expiring 09/18/19	Citibank, N.A.	ZAR	537	38,404	37,217	—	(1,187)
Expiring 09/18/19	Citibank, N.A.	ZAR	441	29,100	30,529	1,429	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	1,401	99,743	97,065	—	(2,678)
South Korean Won,
Expiring 09/18/19	Barclays Bank PLC	KRW	75,836	65,000	64,196	—	(804)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	75,488	64,000	63,902	—	(98)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	74,060	63,000	62,693	—	(307)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	121,308	103,000	102,690	—	(310)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	90,537	77,000	76,641	—	(359)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	73,153	62,000	61,925	—	(75)
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	2,679	87,000	87,138	138	—
Expiring 08/09/19	Citibank, N.A.	THB	5,979	188,117	194,440	6,323	—
Expiring 08/09/19	Citibank, N.A.	THB	2,119	69,000	68,928	—	(72)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	5,979	187,371	194,440	7,069	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	1,988	62,000	64,656	2,656	—
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	390	67,000	68,471	1,471	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Citibank, N.A.	TRY	220	$ 36,900	$ 38,636	$ 1,736	$ —
Expiring 09/18/19	HSBC BANK USA, N.A.	TRY	225	38,363	39,514	1,151	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	458	78,000	80,438	2,438	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	181	30,723	31,731	1,008	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	521	85,000	91,475	6,475	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	179	30,674	31,538	864	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	129	21,120	22,727	1,607	—
				$7,108,757	$7,181,890	112,052	(38,919)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/19	Goldman Sachs International	BRL	920	$ 239,440	$ 240,968	$ —	$ (1,528)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	688	181,835	179,429	2,406	—
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	95	73,258	72,423	835	—
Chilean Peso,
Expiring 09/23/19	BNP Paribas	CLP	20,529	30,195	29,169	1,026	—
Expiring 09/23/19	Citibank, N.A.	CLP	237,531	341,913	337,497	4,416	—
Expiring 09/23/19	Citibank, N.A.	CLP	30,893	45,479	43,895	1,584	—
Expiring 09/23/19	Citibank, N.A.	CLP	27,263	38,978	38,737	241	—
Expiring 09/23/19	Citibank, N.A.	CLP	22,685	33,228	32,232	996	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	26,979	38,949	38,334	615	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	20,945	30,674	29,760	914	—
Chinese Renminbi,
Expiring 10/25/19	HSBC BANK USA, N.A.	CNH	1,816	263,962	262,744	1,218	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	994	142,624	141,752	872	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 09/18/19	Citibank, N.A.	COP	493,647	$ 148,887	$ 149,998	$ —	$ (1,111)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	493,647	149,431	149,998	—	(567)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	209,822	63,000	63,756	—	(756)
Euro,
Expiring 10/18/19	Barclays Bank PLC	EUR	801	904,651	892,732	11,919	—
Expiring 10/18/19	Barclays Bank PLC	EUR	64	72,025	71,420	605	—
Expiring 10/18/19	Deutsche Bank AG	EUR	38	42,085	41,881	204	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	203	227,500	226,081	1,419	—
Expiring 10/18/19	UBS AG	EUR	801	905,503	892,731	12,772	—
Indian Rupee,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	6,223	90,000	90,010	—	(10)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	4,375	62,000	63,276	—	(1,276)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	452,124	31,728	32,083	—	(355)
Expiring 09/18/19	Barclays Bank PLC	IDR	334,483	23,497	23,735	—	(238)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,489,586	103,000	105,702	—	(2,702)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,468,389	101,000	104,198	—	(3,198)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,284,390	90,000	91,141	—	(1,141)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,279,379	89,566	90,786	—	(1,220)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,074,480	74,000	76,246	—	(2,246)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	435,465	30,400	30,901	—	(501)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	129,268	8,875	9,173	—	(298)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	1,118,130	78,000	79,343	—	(1,343)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	154,854	10,672	10,988	—	(316)
Israeli Shekel,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	ILS	570	161,257	162,526	—	(1,269)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	1,290	$ 67,000	$ 66,791	$ 209	$ —
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	3,609	117,000	116,372	628	—
Expiring 09/18/19	Barclays Bank PLC	TWD	3,093	100,000	99,726	274	—
Expiring 09/18/19	Barclays Bank PLC	TWD	1,969	63,000	63,481	—	(481)
Expiring 09/18/19	Citibank, N.A.	TWD	1,891	61,000	60,968	32	—
Expiring 09/18/19	Credit Suisse International	TWD	2,541	82,000	81,926	74	—
Expiring 09/18/19	HSBC BANK USA, N.A.	TWD	3,896	126,000	125,634	366	—
Expiring 09/18/19	HSBC BANK USA, N.A.	TWD	3,531	114,000	113,849	151	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	3,338	108,000	107,639	361	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	3,232	103,000	104,206	—	(1,206)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	3,069	99,000	98,965	35	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,718	86,000	87,636	—	(1,636)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,294	74,000	73,970	30	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	1,167	37,765	37,642	123	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	497	15,794	16,012	—	(218)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	3,362	109,000	108,410	590	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	3,058	99,000	98,594	406	—
New Zealand Dollar,
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	59	39,028	38,620	408	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	58	38,716	37,892	824	—
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas	PEN	261	78,000	78,952	—	(952)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	215	65,000	64,826	174	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	214	65,000	64,741	259	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	5,010	96,000	98,283	—	(2,283)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	PHP	4,243	$ 81,000	$ 83,227	$ —	$ (2,227)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	3,148	61,000	61,751	—	(751)
Singapore Dollar,
Expiring 09/18/19	BNP Paribas	SGD	84	62,000	61,377	623	—
Expiring 09/18/19	Citibank, N.A.	SGD	93	68,000	68,063	—	(63)
Expiring 09/18/19	Citibank, N.A.	SGD	39	28,351	28,214	137	—
Expiring 09/18/19	HSBC BANK USA, N.A.	SGD	98	72,000	71,649	351	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	194	142,057	140,974	1,083	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	83	61,000	60,368	632	—
Expiring 09/18/19	UBS AG	SGD	100	74,000	73,032	968	—
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	2,099	139,574	145,457	—	(5,883)
Expiring 09/18/19	Barclays Bank PLC	ZAR	987	68,427	68,383	44	—
Expiring 09/18/19	Citibank, N.A.	ZAR	241	17,214	16,730	484	—
South Korean Won,
Expiring 09/18/19	UBS AG	KRW	113,237	96,368	95,857	511	—
Swiss Franc,
Expiring 10/18/19	Bank of America, N.A.	CHF	122	124,131	123,101	1,030	—
Thai Baht,
Expiring 08/09/19	Citibank, N.A.	THB	4,131	131,000	134,349	—	(3,349)
Expiring 08/09/19	Citibank, N.A.	THB	2,567	82,000	83,473	—	(1,473)
Expiring 08/09/19	Citibank, N.A.	THB	2,163	69,000	70,334	—	(1,334)
Expiring 08/09/19	Citibank, N.A.	THB	2,162	68,000	70,299	—	(2,299)
Expiring 08/09/19	Citibank, N.A.	THB	2,130	68,000	69,263	—	(1,263)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	2,260	71,000	73,502	—	(2,502)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	2,207	69,000	71,760	—	(2,760)
Turkish Lira,
Expiring 09/18/19	BNP Paribas	TRY	184	29,539	32,273	—	(2,734)
Expiring 09/18/19	Citibank, N.A.	TRY	1,583	235,336	278,168	—	(42,832)
Expiring 09/18/19	Citibank, N.A.	TRY	106	16,500	18,688	—	(2,188)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	211	$ 37,400	$ 37,041	$ 359	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	102	15,193	17,970	—	(2,777)
				$8,758,005	$8,806,083	53,208	(101,286)
						$165,260	$(140,205)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
10/18/19	Buy	CHF	61	EUR	55	$115	$—	Citibank, N.A.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows:
Sovereign Bonds	75.1%
Oil & Gas	12.4
Affiliated Mutual Fund	1.8
Banks	1.6
Mining	1.5
Chemicals	1.4
Electric	1.4
Real Estate	1.3
Transportation	0.7%
Auto Parts & Equipment	0.7
Agriculture	0.6
98.5
Other assets in excess of liabilities	1.5
100.0%

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 94.6%
Sovereign Bonds 86.4%
Angola 0.3%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		200	$ 231,500
Argentina 0.6%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.625	01/26/22		180	154,980
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	9.125	03/16/24		200	168,002
Sr. Unsec’d. Notes	9.950	06/09/21		140	124,530
					447,512
Bahrain 0.3%
Bahrain Government International Bond, Sr. Unsec’d. Notes	6.125	07/05/22		200	212,590
Brazil 8.7%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		392	416,948
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF	10.000	01/01/21	BRL	2,600	720,254
Notes, Series NTNF	10.000	01/01/23	BRL	9,511	2,756,205
Notes, Series NTNF	10.000	01/01/25	BRL	2,736	814,784
Notes, Series NTNF	10.000	01/01/27	BRL	5,665	1,721,211

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	14,951
					6,444,353
Chile 3.0%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	4.500	03/01/26	CLP	620,000	976,533
Bonds	5.000	03/01/35	CLP	190,000	334,033
Bonds, Series 30YR	6.000	01/01/43	CLP	255,000	528,620
Unsec’d. Notes, 144A	4.000	03/01/23	CLP	250,000	374,625
					2,213,811

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Colombia 4.6%
Colombian TES,
Bonds, Series B	6.000%	04/28/28	COP	6,511,000	$ 2,003,437
Bonds, Series B	6.250	11/26/25	COP	500,000	158,470
Bonds, Series B	7.000	06/30/32	COP	800,000	261,073
Bonds, Series B	7.250	10/18/34	COP	829,000	277,321
Bonds, Series B	7.500	08/26/26	COP	500,000	169,247
Bonds, Series B	10.000	07/24/24	COP	1,500,000	552,538
					3,422,086
Czech Republic 1.6%
Czech Republic Government Bond,
Bonds, Series 049	4.200	12/04/36	CZK	700	41,428
Bonds, Series 053	4.850	11/26/57	CZK	2,730	185,741
Bonds, Series 095	1.000	06/26/26	CZK	5,940	250,930
Bonds, Series 100	0.250	02/10/27	CZK	4,300	171,362
Bonds, Series 15YR	2.000	10/13/33	CZK	11,920	540,744
					1,190,205
Dominican Republic 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.875	04/18/24		250	267,825
Ecuador 0.4%
Ecuador Government International Bond, Sr. Unsec’d. Notes	10.750	03/28/22		260	287,628
Egypt 0.4%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	175	202,311
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	100	115,606
					317,917
El Salvador 0.2%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		125	137,345
Gabon 0.3%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	198,500

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Ghana 0.3%
Ghana Government International Bond, Sr. Unsec’d. Notes	7.875%	08/07/23		200	$ 218,709
Greece 0.3%
Hellenic Republic Government Bond, Bonds	3.500	01/30/23	EUR	165	199,021
Hungary 3.3%
Hungary Government Bond,
Bonds, Series 22/A	7.000	06/24/22	HUF	154,840	619,606
Bonds, Series 25/B	5.500	06/24/25	HUF	276,280	1,149,867
Bonds, Series 27/A	3.000	10/27/27	HUF	42,680	157,696
Bonds, Series 28/A	6.750	10/22/28	HUF	99,680	472,348
					2,399,517
Indonesia 10.2%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Series 056	8.375	09/15/26	IDR	14,591,000	1,109,757
Sr. Unsec’d. Notes, Series 059	7.000	05/15/27	IDR	7,765,000	548,431
Sr. Unsec’d. Notes, Series 063	5.625	05/15/23	IDR	2,250,000	155,251
Sr. Unsec’d. Notes, Series 065	6.625	05/15/33	IDR	8,200,000	537,355
Sr. Unsec’d. Notes, Series 068	8.375	03/15/34	IDR	25,900,000	1,962,927
Sr. Unsec’d. Notes, Series 070	8.375	03/15/24	IDR	7,910,000	600,126
Sr. Unsec’d. Notes, Series 071	9.000	03/15/29	IDR	7,310,000	575,559
Sr. Unsec’d. Notes, Series 072	8.250	05/15/36	IDR	10,260,000	767,066
Sr. Unsec’d. Notes, Series 073	8.750	05/15/31	IDR	6,505,000	507,735
Sr. Unsec’d. Notes, Series 078	8.250	05/15/29	IDR	9,500,000	719,844
Sr. Unsec’d. Notes, Series 079	8.375	04/15/39	IDR	500,000	37,537
					7,521,588
Iraq 0.4%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		280	289,834
Ivory Coast 0.4%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.125	06/15/25	EUR	265	311,895

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Kenya 0.3%
Kenya Government International Bond, Sr. Unsec’d. Notes	6.875%	06/24/24		200	$ 214,880
Malaysia 4.4%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Series 0116	3.800	08/17/23	MYR	2,000	491,380
Sr. Unsec’d. Notes, Series 0118	3.882	03/14/25	MYR	1,977	487,364
Sr. Unsec’d. Notes, Series 0217	4.059	09/30/24	MYR	335	83,306
Sr. Unsec’d. Notes, Series 0311	4.392	04/15/26	MYR	285	72,411
Sr. Unsec’d. Notes, Series 0313	3.480	03/15/23	MYR	1,100	267,099
Sr. Unsec’d. Notes, Series 0316	3.900	11/30/26	MYR	3,070	758,686
Sr. Unsec’d. Notes, Series 0317	4.762	04/07/37	MYR	500	132,979
Sr. Unsec’d. Notes, Series 0411	4.232	06/30/31	MYR	1,770	446,115
Sr. Unsec’d. Notes, Series 0413	3.844	04/15/33	MYR	140	33,961
Sr. Unsec’d. Notes, Series 0417	3.899	11/16/27	MYR	1,370	338,091

Malaysia Government Investment Issue, Sr. Unsec’d. Notes, Series 0416	3.226	04/15/20	MYR	477	115,635
					3,227,027
Mexico 5.7%
Mexican Bonos,
Bonds, Series M	7.750	05/29/31	MXN	7,800	411,426
Bonds, Series M	8.000	11/07/47	MXN	9,650	507,654
Bonds, Series M20	7.500	06/03/27	MXN	43,195	2,257,579
Bonds, Series M30	10.000	11/20/36	MXN	13,500	850,376
Sr. Unsec’d. Notes, Series M30	8.500	11/18/38	MXN	3,700	205,273
					4,232,308
Mongolia 0.3%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	12/05/22		230	232,025
Nigeria 0.3%
Nigeria Government International Bond, Sr. Unsec’d. Notes, 144A	6.375	07/12/23		200	213,008
Pakistan 0.6%
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	407,580

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Peru 4.1%
Peru Government Bond,
Bonds	6.950%	08/12/31	PEN	190	$ 69,443
Sr. Unsec’d. Notes, 144A	5.400	08/12/34	PEN	365	117,693
Sr. Unsec’d. Notes, 144A	6.150	08/12/32	PEN	2,565	880,727
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	871	321,190
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	3,044	1,112,555
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	1,417	538,361
					3,039,969
Philippines 0.7%
Philippine Government Bond,
Sr. Unsec’d. Notes, Series 1060	3.625	09/09/25	PHP	5,600	103,484
Sr. Unsec’d. Notes, Series 2023	6.750	01/24/39	PHP	18,000	426,978
					530,462
Poland 4.8%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	990	268,218
Bonds, Series 0725	3.250	07/25/25	PLN	4,640	1,282,536
Bonds, Series 0726	2.500	07/25/26	PLN	6,610	1,755,561
Bonds, Series 0727	2.500	07/25/27	PLN	1,000	265,947
					3,572,262
Romania 1.8%
Romania Government Bond,
Bonds, Series 05YR	4.250	06/28/23	RON	3,770	894,931
Bonds, Series 07YR	3.250	04/29/24	RON	750	170,307
Bonds, Series 10YR	5.850	04/26/23	RON	960	240,686
					1,305,924
Russia 5.9%
Russian Federal Bond - OFZ,
Bonds, Series 6218	8.500	09/17/31	RUB	39,750	686,056
Bonds, Series 6219	7.750	09/16/26	RUB	33,600	546,965
Bonds, Series 6221	7.700	03/23/33	RUB	26,900	435,032
Bonds, Series 6222	7.100	10/16/24	RUB	20,500	323,813
Bonds, Series 6223	6.500	02/28/24	RUB	15,860	244,578
Bonds, Series 6225	7.250	05/10/34	RUB	23,800	370,195

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Russia (cont’d.)
Russian Federal Bond - OFZ, (cont’d.)
Bonds, Series 6226	7.950%	10/07/26	RUB	79,490	$ 1,308,883
Bonds, Series 6230	7.700	03/16/39	RUB	27,200	441,465
					4,356,987
South Africa 7.9%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2023	7.750	02/28/23	ZAR	1,500	105,406
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	30,600	1,960,070
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	2,490	162,908
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	9,150	571,822
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	10,450	674,493
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	10,485	652,060
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	12,075	746,535
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	11,448	892,440
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,000	58,855
					5,824,589
Sri Lanka 0.5%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	6.250	07/27/21		400	406,985
Thailand 7.6%
Thailand Government Bond,
Sr. Unsec’d. Notes	2.125	12/17/26	THB	19,520	648,494
Sr. Unsec’d. Notes	2.875	12/17/28	THB	22,100	779,956
Sr. Unsec’d. Notes	2.875	06/17/46	THB	3,150	113,791
Sr. Unsec’d. Notes	3.300	06/17/38	THB	7,500	291,472
Sr. Unsec’d. Notes	3.400	06/17/36	THB	44,850	1,735,062
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	296,829
Sr. Unsec’d. Notes	3.650	06/20/31	THB	19,600	757,059
Sr. Unsec’d. Notes	3.775	06/25/32	THB	8,200	321,154
Sr. Unsec’d. Notes	4.875	06/22/29	THB	15,170	626,147
					5,569,964
Turkey 4.8%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	8.250	01/24/24		220	231,000

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government Bond,
Bonds	8.800%	09/27/23	TRY	500	$ 72,030
Bonds	9.200	09/22/21	TRY	3,745	597,549
Bonds	10.600	02/11/26	TRY	2,845	421,321
Bonds	10.700	02/17/21	TRY	175	29,268
Bonds	11.000	03/02/22	TRY	1,500	244,042
Bonds	11.000	02/24/27	TRY	6,000	886,938
Bonds	12.200	01/18/23	TRY	5,715	943,113

Turkey Government International Bond, Sr. Unsec’d. Notes	7.375	02/05/25		105	110,326
					3,535,587
Ukraine 0.8%
Ukraine Government International Bond,
Bonds	16.402(s)	04/01/20	UAH	1,790	63,996
Sr. Unsec’d. Notes	7.750	09/01/22		325	344,500
Unsec’d. Notes	15.700	01/08/20	UAH	4,095	162,827
					571,323
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875	06/20/22	UYU	3,260	95,955
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	49,043
					144,998

Total Sovereign Bonds (cost $62,316,427)					63,697,714
Corporate Bonds 8.2%
Bahrain 0.3%
Oil and Gas Holding Co. BSCC (The), Sr. Unsec’d. Notes	7.625	11/07/24		200	223,675
Belarus 0.3%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24		200	209,500

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Brazil 0.3%
Petrobras Global Finance BV, Gtd. Notes	8.750%	05/23/26		165	$ 207,240
Indonesia 0.3%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		225	226,118
Jamaica 0.2%
Digicel Ltd., Gtd. Notes	6.750	03/01/23		235	112,509
Kazakhstan 0.4%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	4.750	04/24/25		260	281,455
Mexico 1.7%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	14,250	704,509
Petroleos Mexicanos,
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	204,777
Gtd. Notes, MTN	6.875	08/04/26		315	321,095
					1,230,381
Oman 0.2%
Lamar Funding Ltd., Gtd. Notes	3.958	05/07/25		200	183,500
Russia 3.1%
Gazprom Capital OOO,
Gtd. Notes, Series BO03	7.150(cc)	02/15/28	RUB	90,000	1,373,031
Gtd. Notes, Series BO05	8.900(cc)	02/03/27	RUB	42,000	690,174

Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942	11/21/23		200	216,097
					2,279,302
South Africa 0.3%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750	01/26/21		235	235,587

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank 0.7%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450%	12/13/22	IDR	7,500,000	$ 533,513
Tunisia 0.4%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24	EUR	180	197,299
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	100	114,032
					311,331

Total Corporate Bonds (cost $6,246,028)					6,034,111

Total Long-Term Investments (cost $68,562,455)					69,731,825

	Shares
Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,322,123)(w)	1,322,123	1,322,123

TOTAL INVESTMENTS 96.4% (cost $69,884,578)		71,053,948
Other assets in excess of liabilities(z) 3.6%		2,644,503

Net Assets 100.0%		$ 73,698,451

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/20/19	BNP Paribas S.A.	ARS	3,409	$ 77,965	$ 75,517	$ —	$ (2,448)
Expiring 08/20/19	Goldman Sachs International	ARS	3,278	74,934	72,622	—	(2,312)
Expiring 08/28/19	BNP Paribas S.A.	ARS	10,056	223,378	220,191	—	(3,187)
Expiring 08/28/19	Citibank, N.A.	ARS	6,135	136,940	134,327	—	(2,613)
Expiring 11/29/19	Citibank, N.A.	ARS	11,168	212,731	214,062	1,331	—
Expiring 11/29/19	Citibank, N.A.	ARS	3,740	71,574	71,679	105	—
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	1,067	752,371	731,567	—	(20,804)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	273	191,774	187,362	—	(4,412)
Brazilian Real,
Expiring 08/02/19	Barclays Bank PLC	BRL	460	121,806	120,581	—	(1,225)
Expiring 08/02/19	BNP Paribas S.A.	BRL	1,135	300,891	297,395	—	(3,496)
Expiring 08/02/19	BNP Paribas S.A.	BRL	263	68,791	68,797	6	—
Expiring 08/02/19	Citibank, N.A.	BRL	5,379	1,424,901	1,409,262	—	(15,639)
Expiring 08/02/19	Citibank, N.A.	BRL	273	71,018	71,478	460	—
Expiring 08/02/19	UBS AG	BRL	217	56,468	56,810	342	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,952	780,070	769,748	—	(10,322)
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	95,963	140,000	136,350	—	(3,650)
Expiring 09/23/19	Citibank, N.A.	CLP	81,007	119,000	115,100	—	(3,900)
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	132,783	194,000	188,666	—	(5,334)
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	104,469	152,621	148,436	—	(4,185)
Expiring 09/23/19	UBS AG	CLP	133,249	195,000	189,328	—	(5,672)
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	1,659	241,000	240,045	—	(955)
Expiring 10/25/19	Barclays Bank PLC	CNH	811	118,000	117,356	—	(644)
Expiring 10/25/19	Citibank, N.A.	CNH	1,205	175,000	174,261	—	(739)
Expiring 10/25/19	Citibank, N.A.	CNH	1,183	172,000	171,099	—	(901)
Expiring 10/25/19	Citibank, N.A.	CNH	881	128,000	127,408	—	(592)
Expiring 10/25/19	Goldman Sachs International	CNH	1,762	256,000	254,900	—	(1,100)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	1,179	171,000	170,542	—	(458)
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	1,101	160,000	159,305	—	(695)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/14/21	Citibank, N.A.	CNH	4,640	$ 664,966	$ 661,971	$ —	$ (2,995)
Colombian Peso,
Expiring 09/18/19	Bank of America, N.A.	COP	134,099	40,501	40,747	246	—
Expiring 09/18/19	Barclays Bank PLC	COP	580,293	180,900	176,326	—	(4,574)
Expiring 09/18/19	Barclays Bank PLC	COP	411,075	126,000	124,908	—	(1,092)
Expiring 09/18/19	Barclays Bank PLC	COP	260,601	80,709	79,186	—	(1,523)
Expiring 09/18/19	Barclays Bank PLC	COP	150,591	45,884	45,758	—	(126)
Expiring 09/18/19	BNP Paribas S.A.	COP	1,133,621	353,900	344,459	—	(9,441)
Expiring 09/18/19	BNP Paribas S.A.	COP	507,203	153,252	154,117	865	—
Expiring 09/18/19	BNP Paribas S.A.	COP	392,261	115,320	119,191	3,871	—
Expiring 09/18/19	BNP Paribas S.A.	COP	388,154	115,000	117,943	2,943	—
Expiring 09/18/19	BNP Paribas S.A.	COP	272,740	80,788	82,874	2,086	—
Expiring 09/18/19	HSBC Bank USA, N.A.	COP	580,286	181,000	176,324	—	(4,676)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	616,714	192,690	187,393	—	(5,297)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	548,366	161,000	166,625	5,625	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	384,489	119,000	116,830	—	(2,170)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	317,824	98,795	96,573	—	(2,222)
Expiring 09/18/19	UBS AG	COP	575,658	173,000	174,918	1,918	—
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	55,892	2,456,948	2,410,087	—	(46,861)
Expiring 10/18/19	Citibank, N.A.	CZK	2,659	115,752	114,650	—	(1,102)
Expiring 10/18/19	Citibank, N.A.	CZK	1,613	70,440	69,560	—	(880)
Expiring 10/18/19	HSBC Bank USA, N.A.	CZK	3,611	159,000	155,710	—	(3,290)
Egyptian Pound,
Expiring 09/18/19	Citibank, N.A.	EGP	2,160	118,168	128,883	10,715	—
Expiring 10/08/19	Citibank, N.A.	EGP	1,554	85,600	92,225	6,625	—
Expiring 11/27/19	Citibank, N.A.	EGP	1,958	113,576	114,584	1,008	—
Expiring 11/27/19	Citibank, N.A.	EGP	1,274	73,936	74,570	634	—
Expiring 12/18/19	Citibank, N.A.	EGP	3,589	206,814	208,799	1,985	—
Expiring 01/21/20	Citibank, N.A.	EGP	2,222	127,239	128,079	840	—
Expiring 01/30/20	Citibank, N.A.	EGP	1,486	85,274	85,483	209	—
Euro,
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	155	173,223	172,182	—	(1,041)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/18/19	Citibank, N.A.	HUF	367,582	$ 1,272,969	$ 1,253,633	$ —	$ (19,336)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	HUF	14,505	49,820	49,469	—	(351)
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	13,371	190,000	193,402	3,402	—
Expiring 09/18/19	Citibank, N.A.	INR	7,711	111,000	111,527	527	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	13,107	189,365	189,583	218	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	12,959	185,105	187,442	2,337	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	12,680	180,510	183,403	2,893	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	8,624	124,000	124,741	741	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	81,043	1,153,397	1,172,215	18,818	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	22,932	326,999	331,696	4,697	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	18,986	271,000	274,618	3,618	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	17,473	249,000	252,728	3,728	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	14,162	201,000	204,843	3,843	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	8,424	120,000	121,845	1,845	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	2,807	39,988	40,603	615	—
Expiring 09/18/19	UBS AG	INR	8,892	127,000	128,607	1,607	—
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	1,738,006	122,051	123,330	1,279	—
Expiring 09/18/19	Barclays Bank PLC	IDR	1,493,282	101,777	105,964	4,187	—
Expiring 09/18/19	Citibank, N.A.	IDR	649,506	45,447	46,089	642	—
Expiring 09/18/19	HSBC Bank USA, N.A.	IDR	2,010,294	143,000	142,652	—	(348)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	12,659,640	$ 852,527	$ 898,338	$ 45,811	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	7,302,977	491,949	518,225	26,276	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	7,302,977	493,611	518,225	24,614	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	3,688,173	263,000	261,715	—	(1,285)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	972,462	68,234	69,007	773	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	1,945,041	134,604	138,022	3,418	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	1,716,625	122,000	121,813	—	(187)
Expiring 09/18/19	UBS AG	IDR	1,964,477	137,781	139,401	1,620	—
Israeli Shekel,
Expiring 08/26/19	Barclays Bank PLC	ILS	548	157,000	156,383	—	(617)
Expiring 08/26/19	Citibank, N.A.	ILS	563	160,000	160,645	645	—
Japanese Yen,
Expiring 10/18/19	Bank of America, N.A.	JPY	21,994	204,583	203,391	—	(1,192)
Expiring 10/18/19	Citibank, N.A.	JPY	20,488	189,511	189,460	—	(51)
Malaysian Ringgit,
Expiring 09/18/19	Barclays Bank PLC	MYR	4,753	1,137,385	1,150,616	13,231	—
Expiring 09/18/19	Barclays Bank PLC	MYR	438	106,130	106,067	—	(63)
Expiring 09/18/19	Barclays Bank PLC	MYR	270	65,741	65,468	—	(273)
Expiring 09/18/19	Goldman Sachs International	MYR	194	46,391	46,869	478	—
Mexican Peso,
Expiring 09/18/19	Bank of America, N.A.	MXN	1,309	65,616	67,764	2,148	—
Expiring 09/18/19	Barclays Bank PLC	MXN	2,868	149,215	148,418	—	(797)
Expiring 09/18/19	Citibank, N.A.	MXN	4,645	238,331	240,409	2,078	—
Expiring 09/18/19	Citibank, N.A.	MXN	3,642	189,365	188,506	—	(859)
Expiring 09/18/19	Citibank, N.A.	MXN	3,552	182,719	183,855	1,136	—
Expiring 09/18/19	Citibank, N.A.	MXN	1,766	91,012	91,429	417	—
Expiring 09/18/19	Citibank, N.A.	MXN	1,245	64,005	64,422	417	—
Expiring 09/18/19	Goldman Sachs International	MXN	49,499	2,475,760	2,561,976	86,216	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/18/19	Goldman Sachs International	MXN	2,852	$ 148,000	$ 147,603	$ —	$ (397)
Expiring 09/18/19	HSBC Bank USA, N.A.	MXN	4,887	254,274	252,962	—	(1,312)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	MXN	5,040	258,696	260,869	2,173	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	MXN	3,049	157,323	157,789	466	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	6,689	343,966	346,204	2,238	—
Expiring 09/18/19	UBS AG	MXN	2,280	117,000	118,024	1,024	—
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	5,061	163,280	163,185	—	(95)
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	6,808	219,000	219,522	522	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	51,968	1,645,845	1,675,773	29,928	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	4,567	146,000	147,266	1,266	—
Expiring 09/18/19	UBS AG	TWD	5,169	167,000	166,677	—	(323)
Peruvian Nuevo Sol,
Expiring 09/18/19	Barclays Bank PLC	PEN	449	136,000	135,758	—	(242)
Expiring 09/18/19	Barclays Bank PLC	PEN	445	135,009	134,286	—	(723)
Expiring 09/18/19	BNP Paribas S.A.	PEN	3,880	1,153,233	1,171,874	18,641	—
Expiring 09/18/19	Citibank, N.A.	PEN	952	287,162	287,467	305	—
Expiring 09/18/19	Citibank, N.A.	PEN	462	140,028	139,648	—	(380)
Expiring 09/18/19	Citibank, N.A.	PEN	371	112,179	112,129	—	(50)
Expiring 09/18/19	Citibank, N.A.	PEN	204	61,552	61,515	—	(37)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	PEN	277	82,566	83,526	960	—
Expiring 09/18/19	UBS AG	PEN	625	188,375	188,723	348	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	10,009	195,000	196,348	1,348	—
Expiring 09/18/19	Citibank, N.A.	PHP	6,858	134,000	134,532	532	—
Expiring 09/18/19	Citibank, N.A.	PHP	6,715	129,000	131,728	2,728	—
Expiring 09/18/19	HSBC Bank USA, N.A.	PHP	5,264	103,000	103,268	268	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	12,783	248,000	250,761	2,761	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	9,149	$ 179,000	$ 179,476	$ 476	$ —
Polish Zloty,
Expiring 10/18/19	Citibank, N.A.	PLN	835	221,000	215,863	—	(5,137)
Expiring 10/18/19	Citibank, N.A.	PLN	274	71,484	70,901	—	(583)
Expiring 10/18/19	HSBC Bank USA, N.A.	PLN	12,556	3,316,206	3,245,959	—	(70,247)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	PLN	193	50,281	49,943	—	(338)
Romanian Leu,
Expiring 10/18/19	UBS AG	RON	732	173,288	171,245	—	(2,043)
Russian Ruble,
Expiring 09/18/19	Bank of America, N.A.	RUB	7,698	121,000	120,130	—	(870)
Expiring 09/18/19	Barclays Bank PLC	RUB	11,472	175,592	179,025	3,433	—
Expiring 09/18/19	Barclays Bank PLC	RUB	9,699	151,842	151,360	—	(482)
Expiring 09/18/19	Barclays Bank PLC	RUB	5,965	94,000	93,082	—	(918)
Expiring 09/18/19	Barclays Bank PLC	RUB	3,739	56,524	58,351	1,827	—
Expiring 09/18/19	Citibank, N.A.	RUB	9,436	148,084	147,256	—	(828)
Expiring 09/18/19	Citibank, N.A.	RUB	9,334	146,639	145,658	—	(981)
Expiring 09/18/19	Citibank, N.A.	RUB	5,365	84,368	83,718	—	(650)
Expiring 09/18/19	Citibank, N.A.	RUB	853	13,424	13,310	—	(114)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	RUB	32,053	505,171	500,216	—	(4,955)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	RUB	5,343	83,324	83,384	60	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	78,992	1,193,257	1,232,745	39,488	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	7,210	110,278	112,519	2,241	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	136	100,000	99,217	—	(783)
Expiring 09/18/19	Bank of America, N.A.	SGD	121	88,000	88,433	433	—
Expiring 09/18/19	Barclays Bank PLC	SGD	204	151,000	148,557	—	(2,443)
Expiring 09/18/19	Barclays Bank PLC	SGD	190	140,000	138,625	—	(1,375)
Expiring 09/18/19	Citibank, N.A.	SGD	286	208,000	208,330	330	—
Expiring 09/18/19	Citibank, N.A.	SGD	144	105,000	104,633	—	(367)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	Credit Suisse International	SGD	243	$ 178,000	$ 176,788	$ —	$ (1,212)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	899	661,647	654,800	—	(6,847)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	171	126,000	124,229	—	(1,771)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	429	317,000	312,230	—	(4,770)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	339	249,785	247,175	—	(2,610)
Expiring 09/18/19	UBS AG	SGD	513	379,000	373,270	—	(5,730)
Expiring 09/18/19	UBS AG	SGD	410	303,000	298,242	—	(4,758)
Expiring 09/18/19	UBS AG	SGD	350	258,000	254,651	—	(3,349)
Expiring 09/18/19	UBS AG	SGD	336	247,000	244,470	—	(2,530)
Expiring 09/18/19	UBS AG	SGD	270	198,000	196,384	—	(1,616)
Expiring 09/18/19	UBS AG	SGD	253	187,000	184,022	—	(2,978)
Expiring 09/18/19	UBS AG	SGD	140	102,000	101,713	—	(287)
Expiring 09/18/19	UBS AG	SGD	122	89,000	88,544	—	(456)
South African Rand,
Expiring 09/18/19	Bank of America, N.A.	ZAR	6,758	483,529	468,357	—	(15,172)
Expiring 09/18/19	Bank of America, N.A.	ZAR	4,869	343,950	337,421	—	(6,529)
Expiring 09/18/19	Bank of America, N.A.	ZAR	1,769	119,000	122,620	3,620	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	6,763	474,141	468,712	—	(5,429)
Expiring 09/18/19	Barclays Bank PLC	ZAR	3,925	271,050	272,037	987	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	3,524	246,564	244,220	—	(2,344)
Expiring 09/18/19	Citibank, N.A.	ZAR	3,294	227,500	228,262	762	—
Expiring 09/18/19	Citibank, N.A.	ZAR	2,695	188,815	186,786	—	(2,029)
Expiring 09/18/19	Citibank, N.A.	ZAR	2,682	191,827	185,897	—	(5,930)
Expiring 09/18/19	Citibank, N.A.	ZAR	2,415	159,500	167,330	7,830	—
Expiring 09/18/19	Citibank, N.A.	ZAR	1,119	75,246	77,529	2,283	—
Expiring 09/18/19	Deutsche Bank AG	ZAR	753	52,881	52,192	—	(689)
Expiring 09/18/19	HSBC Bank USA, N.A.	ZAR	2,126	142,682	147,303	4,621	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	3,526	247,651	244,341	—	(3,310)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	1,941	136,857	134,546	—	(2,311)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	1,134	$ 78,011	$ 78,617	$ 606	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	602	42,249	41,736	—	(513)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	2,075	144,000	143,820	—	(180)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	678	46,931	46,992	61	—
Expiring 09/18/19	UBS AG	ZAR	1,555	103,000	107,740	4,740	—
South Korean Won,
Expiring 09/18/19	Barclays Bank PLC	KRW	193,672	166,000	163,947	—	(2,053)
Expiring 09/18/19	Barclays Bank PLC	KRW	43,265	36,856	36,625	—	(231)
Expiring 09/18/19	Citibank, N.A.	KRW	213,055	181,000	180,355	—	(645)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	130,486	111,000	110,459	—	(541)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	125,623	107,000	106,342	—	(658)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	260,283	221,000	220,334	—	(666)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	250,120	213,000	211,731	—	(1,269)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	239,050	207,000	202,360	—	(4,640)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	201,761	171,000	170,794	—	(206)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	181,073	154,000	153,282	—	(718)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	157,727	134,000	133,519	—	(481)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	144,716	123,000	122,504	—	(496)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	143,655	$ 122,000	$ 121,607	$ —	$ (393)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	114,820	99,000	97,197	—	(1,803)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	107,371	91,000	90,891	—	(109)
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	2,033	66,000	66,105	105	—
Expiring 08/09/19	Citibank, N.A.	THB	56,840	1,788,390	1,848,502	60,112	—
Expiring 08/09/19	Citibank, N.A.	THB	9,400	304,000	305,708	1,708	—
Expiring 08/09/19	Citibank, N.A.	THB	7,623	239,000	247,899	8,899	—
Expiring 08/09/19	Citibank, N.A.	THB	7,341	239,000	238,752	—	(248)
Expiring 08/09/19	Citibank, N.A.	THB	6,772	220,721	220,233	—	(488)
Expiring 08/09/19	Citibank, N.A.	THB	4,174	136,000	135,739	—	(261)
Expiring 08/09/19	Citibank, N.A.	THB	3,106	99,505	101,018	1,513	—
Expiring 08/09/19	HSBC Bank USA, N.A.	THB	2,082	67,938	67,698	—	(240)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	56,840	1,781,300	1,848,502	67,202	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	9,363	292,000	304,507	12,507	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	2,810	90,000	91,379	1,379	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	2,475	80,674	80,504	—	(170)
Expiring 08/09/19	Morgan Stanley & Co. International PLC	THB	2,942	96,000	95,666	—	(334)
Expiring 08/09/19	Morgan Stanley & Co. International PLC	THB	2,329	75,909	75,730	—	(179)
Expiring 08/09/19	UBS AG	THB	2,995	94,398	97,408	3,010	—
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	1,447	233,000	254,213	21,213	—
Expiring 09/18/19	Barclays Bank PLC	TRY	839	144,000	147,527	3,527	—
Expiring 09/18/19	Barclays Bank PLC	TRY	626	107,000	109,933	2,933	—
Expiring 09/18/19	Barclays Bank PLC	TRY	495	87,267	86,909	—	(358)
Expiring 09/18/19	Barclays Bank PLC	TRY	349	60,645	61,264	619	—
Expiring 09/18/19	Citibank, N.A.	TRY	1,751	287,033	307,697	20,664	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Citibank, N.A.	TRY	1,440	$ 241,700	$ 253,069	$ 11,369	$ —
Expiring 09/18/19	Citibank, N.A.	TRY	545	90,000	95,690	5,690	—
Expiring 09/18/19	Citibank, N.A.	TRY	440	75,000	77,349	2,349	—
Expiring 09/18/19	Citibank, N.A.	TRY	301	48,960	52,921	3,961	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	1,102	188,057	193,698	5,641	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	995	153,000	174,882	21,882	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	902	153,462	158,496	5,034	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	751	128,000	132,001	4,001	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	285	48,254	50,044	1,790	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,009	164,703	177,232	12,529	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	884	151,124	155,380	4,256	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	831	136,000	146,030	10,030	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	723	118,000	126,989	8,989	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	707	107,000	124,327	17,327	—
Expiring 09/18/19	UBS AG	TRY	441	67,184	77,501	10,317	—
Ukraine Hryvna,
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	UAH	4,806	180,000	191,246	11,246	—
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	UAH	2,502	93,703	99,557	5,854	—
Expiring 10/16/19	Citibank, N.A.	UAH	3,973	140,391	158,100	17,709	—
Expiring 10/18/19	Citibank, N.A.	UAH	1,085	38,191	43,161	4,970	—
				$59,278,237	$59,688,825	815,730	(405,142)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/19	BNP Paribas S.A.	BRL	214	$ 57,041	$ 56,103	$ 938	$ —
Expiring 08/02/19	Citibank, N.A.	BRL	1,825	470,551	478,134	—	(7,583)
Expiring 08/02/19	Citibank, N.A.	BRL	830	215,092	217,499	—	(2,407)
Expiring 08/02/19	Goldman Sachs International	BRL	1,670	434,791	437,566	—	(2,775)
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	BRL	235	62,545	61,531	1,014	—
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	2,952	784,151	773,490	10,661	—
Expiring 10/02/19	Citibank, N.A.	BRL	535	141,619	139,442	2,177	—
Expiring 10/02/19	Goldman Sachs International	BRL	741	194,410	193,085	1,325	—
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	449	344,860	340,930	3,930	—
Chilean Peso,
Expiring 09/23/19	BNP Paribas S.A.	CLP	158,809	229,000	225,645	3,355	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	101,204	148,856	143,796	5,060	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	78,816	113,000	111,987	1,013	—
Expiring 09/23/19	Citibank, N.A.	CLP	1,044,602	1,503,652	1,484,231	19,421	—
Expiring 09/23/19	Citibank, N.A.	CLP	152,849	225,015	217,177	7,838	—
Expiring 09/23/19	Citibank, N.A.	CLP	131,695	188,286	187,121	1,165	—
Expiring 09/23/19	Citibank, N.A.	CLP	115,130	168,639	163,583	5,056	—
Expiring 09/23/19	HSBC Bank USA, N.A.	CLP	83,302	123,000	118,360	4,640	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	125,152	180,676	177,823	2,853	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	72,487	107,000	102,994	4,006	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	103,194	151,124	146,623	4,501	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	72,509	104,000	103,025	975	—
Expiring 09/23/19	UBS AG	CLP	26,223	38,643	37,259	1,384	—
Chinese Renminbi,
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	8,584	1,247,498	1,241,741	5,757	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	4,640	666,044	661,971	4,073	—
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	300,965	94,000	91,450	2,550	—
Expiring 09/18/19	BNP Paribas S.A.	COP	252,610	78,903	76,757	2,146	—
Expiring 09/18/19	Citibank, N.A.	COP	882,632	268,767	268,194	573	—
Expiring 09/18/19	Citibank, N.A.	COP	751,926	227,357	228,478	—	(1,121)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	343,042	$ 103,000	$ 104,236	$ —	$ (1,236)
Expiring 09/18/19	UBS AG	COP	791,648	245,552	240,548	5,004	—
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	3,773	165,000	162,695	2,305	—
Expiring 10/18/19	Barclays Bank PLC	CZK	2,127	93,000	91,737	1,263	—
Expiring 10/18/19	Citibank, N.A.	CZK	1,740	76,425	75,026	1,399	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CZK	2,671	116,000	115,176	824	—
Euro,
Expiring 10/18/19	Barclays Bank PLC	EUR	145	162,475	161,109	1,366	—
Expiring 10/18/19	Barclays Bank PLC	EUR	122	136,820	135,879	941	—
Expiring 10/18/19	Barclays Bank PLC	EUR	52	58,286	57,518	768	—
Expiring 10/18/19	Deutsche Bank AG	EUR	214	239,764	237,956	1,808	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	239	267,400	265,732	1,668	—
Expiring 10/18/19	UBS AG	EUR	52	58,341	57,518	823	—
Hungarian Forint,
Expiring 10/18/19	Barclays Bank PLC	HUF	146,460	502,435	499,498	2,937	—
Expiring 10/18/19	Citibank, N.A.	HUF	24,963	86,368	85,137	1,231	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	HUF	44,620	152,493	152,175	318	—
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	7,819	113,000	113,095	—	(95)
Expiring 09/18/19	Barclays Bank PLC	INR	4,451	64,312	64,378	—	(66)
Expiring 09/18/19	Barclays Bank PLC	INR	3,268	47,127	47,272	—	(145)
Expiring 09/18/19	BNP Paribas S.A.	INR	8,877	128,000	128,402	—	(402)
Expiring 09/18/19	Citibank, N.A.	INR	8,535	123,701	123,452	249	—
Expiring 09/18/19	HSBC Bank USA, N.A.	INR	10,728	155,000	155,164	—	(164)
Expiring 09/18/19	HSBC Bank USA, N.A.	INR	8,488	123,000	122,765	235	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	6,289	89,000	90,964	—	(1,964)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	16,733	242,000	242,028	—	(28)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	7,792	111,000	112,707	—	(1,707)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	3,512,340	247,000	249,238	—	(2,238)
Expiring 09/18/19	Barclays Bank PLC	IDR	2,863,721	203,000	203,212	—	(212)
Expiring 09/18/19	Barclays Bank PLC	IDR	2,584,400	183,486	183,391	95	—
Expiring 09/18/19	Barclays Bank PLC	IDR	2,276,937	161,239	161,573	—	(334)
Expiring 09/18/19	Barclays Bank PLC	IDR	2,236,894	156,975	158,732	—	(1,757)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	IDR	1,654,932	$ 116,257	$ 117,435	$ —	$ (1,178)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	5,333,200	373,186	378,448	—	(5,262)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	4,251,828	294,000	301,713	—	(7,713)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	4,041,734	279,000	286,804	—	(7,804)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	3,383,160	233,000	240,072	—	(7,072)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	3,325,143	233,000	235,955	—	(2,955)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	3,082,162	212,000	218,712	—	(6,712)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,943,685	205,500	208,886	—	(3,386)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,927,586	202,000	207,744	—	(5,744)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,879,944	197,725	204,363	—	(6,638)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,860,981	198,000	203,017	—	(5,017)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	2,430,915	170,000	172,500	—	(2,500)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,453,503	101,756	103,142	—	(1,386)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,368,341	94,651	97,098	—	(2,447)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,356,410	95,000	96,252	—	(1,252)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	955,070	67,962	67,772	190	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	6,212,603	428,160	440,851	—	(12,691)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	2,967,345	207,000	210,565	—	(3,565)
Expiring 09/18/19	UBS AG	IDR	5,348,394	374,433	379,526	—	(5,093)
Expiring 09/18/19	UBS AG	IDR	1,683,104	119,293	119,434	—	(141)
Israeli Shekel,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	ILS	2,825	799,455	805,744	—	(6,289)
Malaysian Ringgit,
Expiring 09/18/19	Barclays Bank PLC	MYR	495	120,000	119,908	92	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Malaysian Ringgit (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	MYR	278	$ 67,480	$ 67,198	$ 282	$ —
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MYR	555	135,000	134,462	538	—
Mexican Peso,
Expiring 09/18/19	Barclays Bank PLC	MXN	1,866	97,000	96,584	416	—
Expiring 09/18/19	Citibank, N.A.	MXN	3,074	159,000	159,093	—	(93)
Expiring 09/18/19	Goldman Sachs International	MXN	8,578	441,444	443,967	—	(2,523)
Expiring 09/18/19	Goldman Sachs International	MXN	762	39,620	39,449	171	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	MXN	4,170	216,845	215,830	1,015	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	MXN	2,386	124,420	123,489	931	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	MXN	804	42,033	41,624	409	—
Expiring 09/18/19	UBS AG	MXN	4,665	241,462	241,461	1	—
Expiring 09/18/19	UBS AG	MXN	2,212	115,000	114,502	498	—
Expiring 09/18/19	UBS AG	MXN	2,092	109,000	108,296	704	—
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	17,705	574,000	570,918	3,082	—
Expiring 09/18/19	Barclays Bank PLC	TWD	15,154	490,000	488,655	1,345	—
Expiring 09/18/19	Barclays Bank PLC	TWD	9,468	303,000	305,315	—	(2,315)
Expiring 09/18/19	Barclays Bank PLC	TWD	4,184	135,000	134,908	92	—
Expiring 09/18/19	Credit Suisse International	TWD	12,548	405,000	404,633	367	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	17,529	566,000	565,250	750	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	10,142	328,000	327,047	953	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	2,781	89,000	89,686	—	(686)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	16,505	534,000	532,216	1,784	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	15,004	484,000	483,827	173	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	12,577	398,000	405,571	—	(7,571)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	11,159	360,000	359,853	147	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	9,318	297,000	300,478	—	(3,478)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	6,532	211,000	210,618	382	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	5,722	$ 185,105	$ 184,502	$ 603	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	3,864	122,896	124,592	—	(1,696)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	14,701	476,000	474,049	1,951	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	12,183	395,000	392,861	2,139	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	12,015	388,000	387,436	564	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	6,046	193,000	194,957	—	(1,957)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	5,881	191,000	189,626	1,374	—
New Zealand Dollar,
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	285	189,511	187,527	1,984	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	284	191,160	187,093	4,067	—
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	784	238,000	236,878	1,122	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	728	217,090	219,740	—	(2,650)
Expiring 09/18/19	BNP Paribas S.A.	PEN	617	184,000	186,280	—	(2,280)
Expiring 09/18/19	BNP Paribas S.A.	PEN	552	165,000	166,832	—	(1,832)
Expiring 09/18/19	BNP Paribas S.A.	PEN	531	161,000	160,290	710	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	486	145,000	146,906	—	(1,906)
Expiring 09/18/19	BNP Paribas S.A.	PEN	187	56,721	56,464	257	—
Expiring 09/18/19	Goldman Sachs International	PEN	667	202,777	201,584	1,193	—
Expiring 09/18/19	Goldman Sachs International	PEN	227	68,110	68,532	—	(422)
Expiring 09/18/19	HSBC Bank USA, N.A.	PEN	462	138,000	139,480	—	(1,480)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	1,433	435,064	432,899	2,165	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	406	123,000	122,670	330	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	348	105,721	105,147	574	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	12,031	230,000	236,012	—	(6,012)
Expiring 09/18/19	Barclays Bank PLC	PHP	11,116	213,000	218,066	—	(5,066)
Expiring 09/18/19	Barclays Bank PLC	PHP	8,328	159,000	163,371	—	(4,371)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	11,742	$ 227,000	$ 230,329	$ —	$ (3,329)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	9,658	187,000	189,449	—	(2,449)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	6,558	127,000	128,650	—	(1,650)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	5,748	112,000	112,752	—	(752)
Expiring 09/18/19	UBS AG	PHP	11,209	214,497	219,881	—	(5,384)
Polish Zloty,
Expiring 10/18/19	Citibank, N.A.	PLN	304	79,847	78,607	1,240	—
Expiring 10/18/19	Goldman Sachs International	PLN	105	27,802	27,258	544	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	PLN	728	189,029	188,262	767	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	PLN	294	77,719	75,897	1,822	—
Romanian Leu,
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	RON	284	66,737	66,372	365	—
Russian Ruble,
Expiring 09/18/19	Barclays Bank PLC	RUB	22,774	344,691	355,404	—	(10,713)
Expiring 09/18/19	Barclays Bank PLC	RUB	4,627	72,780	72,206	574	—
Expiring 09/18/19	Citibank, N.A.	RUB	27,200	419,623	424,479	—	(4,856)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	RUB	27,419	426,797	427,897	—	(1,100)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	RUB	5,204	82,309	81,214	1,095	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	287	209,000	209,094	—	(94)
Expiring 09/18/19	Bank of America, N.A.	SGD	134	97,000	97,390	—	(390)
Expiring 09/18/19	BNP Paribas S.A.	SGD	258	190,000	188,092	1,908	—
Expiring 09/18/19	Citibank, N.A.	SGD	184	135,000	133,863	1,137	—
Expiring 09/18/19	Citibank, N.A.	SGD	182	132,889	132,247	642	—
Expiring 09/18/19	Citibank, N.A.	SGD	153	111,000	111,102	—	(102)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	137	100,000	99,512	488	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	907	665,545	660,472	5,073	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	639	470,376	465,580	4,796	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	63	$ 46,041	$ 45,953	$ 88	$ —
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	402	296,000	292,591	3,409	—
Expiring 09/18/19	UBS AG	SGD	325	238,000	236,795	1,205	—
Expiring 09/18/19	UBS AG	SGD	291	214,000	211,972	2,028	—
South African Rand,
Expiring 09/18/19	Bank of America, N.A.	ZAR	4,315	301,645	299,036	2,609	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	20,913	1,390,677	1,449,297	—	(58,620)
Expiring 09/18/19	Barclays Bank PLC	ZAR	4,744	328,951	328,740	211	—
Expiring 09/18/19	Citibank, N.A.	ZAR	2,484	176,885	172,154	4,731	—
Expiring 09/18/19	Citibank, N.A.	ZAR	1,196	85,274	82,875	2,399	—
Expiring 09/18/19	Citibank, N.A.	ZAR	917	65,618	63,561	2,057	—
Expiring 09/18/19	Goldman Sachs International	ZAR	468	33,205	32,401	804	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	2,476	173,542	171,579	1,963	—
South Korean Won,
Expiring 09/18/19	Barclays Bank PLC	KRW	74,239	62,888	62,845	43	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	173,520	148,000	146,887	1,113	—
Expiring 09/18/19	UBS AG	KRW	338,970	288,473	286,944	1,529	—
Swiss Franc,
Expiring 10/18/19	Bank of America, N.A.	CHF	558	569,898	565,168	4,730	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	3,251	104,000	105,712	—	(1,712)
Expiring 08/09/19	Barclays Bank PLC	THB	3,123	100,000	101,564	—	(1,564)
Expiring 08/09/19	Citibank, N.A.	THB	17,754	563,000	577,392	—	(14,392)
Expiring 08/09/19	Citibank, N.A.	THB	15,723	513,000	511,349	1,651	—
Expiring 08/09/19	Citibank, N.A.	THB	12,683	402,289	412,468	—	(10,179)
Expiring 08/09/19	Citibank, N.A.	THB	11,199	356,000	364,209	—	(8,209)
Expiring 08/09/19	Citibank, N.A.	THB	11,037	350,000	358,947	—	(8,947)
Expiring 08/09/19	Citibank, N.A.	THB	10,141	319,000	329,785	—	(10,785)
Expiring 08/09/19	Citibank, N.A.	THB	7,146	228,000	232,408	—	(4,408)
Expiring 08/09/19	Citibank, N.A.	THB	7,126	231,000	231,759	—	(759)
Expiring 08/09/19	Citibank, N.A.	THB	7,078	226,000	230,199	—	(4,199)
Expiring 08/09/19	Citibank, N.A.	THB	4,476	143,000	145,570	—	(2,570)
Expiring 08/09/19	Citibank, N.A.	THB	4,009	128,000	130,377	—	(2,377)
Expiring 08/09/19	Citibank, N.A.	THB	2,358	76,436	76,679	—	(243)
Expiring 08/09/19	Citibank, N.A.	THB	2,026	64,686	65,886	—	(1,200)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/09/19	Citibank, N.A.	THB	1,720	$ 55,630	$ 55,936	$ —	$ (306)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	10,521	329,000	342,159	—	(13,159)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	10,505	330,000	341,629	—	(11,629)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	4,993	158,000	162,394	—	(4,394)
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	3,773	613,367	663,012	—	(49,645)
Expiring 09/18/19	Barclays Bank PLC	TRY	2,462	402,664	432,580	—	(29,916)
Expiring 09/18/19	Barclays Bank PLC	TRY	1,636	278,693	287,561	—	(8,868)
Expiring 09/18/19	Barclays Bank PLC	TRY	586	89,000	102,913	—	(13,913)
Expiring 09/18/19	BNP Paribas S.A.	TRY	889	142,986	156,219	—	(13,233)
Expiring 09/18/19	Citibank, N.A.	TRY	539	83,589	94,676	—	(11,087)
Expiring 09/18/19	Citibank, N.A.	TRY	308	52,614	54,103	—	(1,489)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	1,397	231,530	245,475	—	(13,945)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	1,082	192,050	190,206	1,844	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	1,019	179,751	179,150	601	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	3,863	626,978	678,947	—	(51,969)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,055	172,519	185,354	—	(12,835)
				$47,364,076	$47,720,398	206,466	(562,788)
						$1,022,196	$(967,930)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/19	Buy	CHF	281	EUR	255	$532	$ —	Citibank, N.A.
10/18/19	Buy	HUF	28,820	EUR	88	—	(94)	UBS AG
						$532	$(94)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	13,644	01/04/21	5.600%(T)	1 Day BROIS(1)(T)	$ (1,052)	$ (4,466)	$ (3,414)
BRL	6,003	01/02/25	6.780%(T)	1 Day BROIS(2)(T)	5,261	8,931	3,670
BRL	1,294	01/04/27	7.330%(T)	1 Day BROIS(2)(T)	—	10,130	10,130
CLP	165,575	07/01/29	3.330%(S)	1 Day CLOIS(1)(S)	—	(8,950)	(8,950)
CNH	5,000	03/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	32	2,333	2,301
CNH	4,510	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5	3,979	3,974
CNH	2,320	04/10/24	3.100%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,192	4,192
CNH	1,645	04/22/24	3.170%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,660	3,660
CNH	1,645	04/23/24	3.230%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,289	4,289
CNH	4,900	05/15/24	3.005%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4	6,215	6,211
CNH	6,130	06/05/24	2.925%(Q)	7 Day China Fixing Repo Rates(2)(Q)	7	4,267	4,260
CNH	12,235	06/19/24	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,920	3,920
COP	950,000	12/12/23	5.530%(Q)	1 Day COOIS(2)(Q)	—	13,664	13,664
COP	4,300,000	06/10/24	4.870%(Q)	1 Day COOIS(1)(Q)	(16,180)	(24,207)	(8,027)
COP	4,040,000	07/09/24	4.510%(Q)	1 Day COOIS(1)(Q)	—	(1,449)	(1,449)
COP	833,120	05/28/29	5.840%(Q)	1 Day COOIS(2)(Q)	9,908	13,610	3,702
KRW	500,000	06/26/24	1.385%(Q)	3 Month KWCDC(1)(Q)	(75)	(3,378)	(3,303)
KRW	864,155	07/26/24	1.246%(Q)	3 Month KWCDC(2)(Q)	18	1,505	1,487
MXN	29,296	03/20/24	7.703%(M)	28 Day Mexican Interbank Rate(2)(M)	(6,003)	29,846	35,849
MXN	18,300	05/16/29	7.980%(M)	28 Day Mexican Interbank Rate(2)(M)	—	35,753	35,753
MXN	16,810	05/22/29	8.075%(M)	28 Day Mexican Interbank Rate(2)(M)	4,049	38,953	34,904
PLN	3,430	09/21/22	2.312%(A)	6 Month WIBOR(2)(S)	—	26,496	26,496
PLN	2,700	07/24/24	1.798%(A)	6 Month WIBOR(2)(S)	—	(730)	(730)
PLN	2,449	11/22/24	2.125%(A)	6 Month WIBOR(2)(S)	6,640	8,682	2,042
PLN	1,560	07/26/29	1.900%(A)	6 Month WIBOR(2)(S)	—	(4,426)	(4,426)
ZAR	10,039	07/08/24	6.980%(Q)	3 Month JIBAR(2)(Q)	1	(3,475)	(3,476)
					$ 2,615	$169,344	$166,729

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	7,485	05/07/21	3.460%(Q)	3 Month KLIBOR(2)(Q)	$ 2,659	$20	$ 2,639	Morgan Stanley & Co. International PLC
MYR	4,500	06/04/24	3.285%(Q)	3 Month KLIBOR(2)(Q)	(6,529)	30	(6,559)	JPMorgan Chase Bank, N.A.
MYR	3,800	07/03/24	3.325%(Q)	3 Month KLIBOR(2)(Q)	(3,676)	17	(3,693)	JPMorgan Chase Bank, N.A.
MYR	4,700	07/10/24	3.368%(Q)	3 Month KLIBOR(2)(Q)	(2,263)	6	(2,269)	JPMorgan Chase Bank, N.A.
					$(9,809)	$73	$(9,882)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows:
Sovereign Bonds	86.4%
Investment Companies	2.8
Oil & Gas	2.0
Affiliated Mutual Fund	1.8
Telecommunications	1.2
Banks	1.0
Multi-National	0.7
Electric	0.5%
96.4
Other assets in excess of liabilities	3.6
100.0%

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 96.1%
Common Stocks
Argentina 8.7%
MercadoLibre, Inc.*	2,667	$ 1,657,327
Brazil 6.6%
Lojas Renner SA	37,770	467,628
Pagseguro Digital Ltd. (Class A Stock)*	12,367	537,717
Raia Drogasil SA	11,756	254,136
		1,259,481
Chile 1.3%
Sociedad Quimica y Minera de Chile SA, ADR	8,367	246,743
China 40.5%
Alibaba Group Holding Ltd., ADR*	7,625	1,319,964
Ctrip.com International Ltd., ADR*	6,828	266,155
HUYA, Inc., ADR*	14,391	326,244
Innovent Biologics, Inc., 144A*(a)	30,917	99,554
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	61,042	590,030
Jinxin Fertility Group Ltd., 144A*	161,279	199,040
Kweichow Moutai Co. Ltd. (Class A Stock)	7,831	1,098,125
Meituan Dianping (Class B Stock)*	52,820	429,716
Shenzhou International Group Holdings Ltd.	13,941	193,245
Tencent Holdings Ltd.	31,031	1,448,609
Tencent Music Entertainment Group, ADR*(a)	13,597	194,029
WuXi AppTec Co. Ltd. (Class H Stock), 144A(a)	33,267	307,679
Wuxi Biologics Cayman, Inc., 144A*	75,422	810,284
YY, Inc., ADR*(a)	3,612	231,854
Zai Lab Ltd., ADR*	7,216	231,778
		7,746,306
Hong Kong 1.7%
AIA Group Ltd.	31,963	329,178
India 16.7%
Ashok Leyland Ltd.	213,565	216,515
Asian Paints Ltd.	21,320	471,927
Biocon Ltd.	102,122	336,754
Godrej Consumer Products Ltd.	46,369	403,212
HDFC Bank Ltd., ADR	4,201	483,031
MakeMyTrip Ltd.*	25,070	641,541

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Maruti Suzuki India Ltd.	4,243	$ 337,111
Titan Co. Ltd.	20,012	307,203
		3,197,294
Indonesia 6.5%
Ace Hardware Indonesia Tbk PT	5,467,747	715,383
Mitra Adiperkasa Tbk PT	7,634,990	515,692
		1,231,075
Macau 1.6%
Sands China Ltd.	64,283	311,268
Malaysia 1.5%
IHH Healthcare Bhd	205,448	284,980
Peru 1.5%
Credicorp Ltd.	1,310	285,567
Russia 1.4%
X5 Retail Group NV, GDR	8,207	274,686
South Korea 1.0%
Samsung SDI Co. Ltd.	938	195,780
Thailand 7.1%
CP ALL PCL	240,542	678,194
Sea Ltd., ADR*(a)	19,509	684,766
		1,362,960

Total Long-Term Investments (cost $12,971,737)		18,382,645

Short-Term Investments 11.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	849,968	849,968

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund(b)(w) (cost $1,308,322; includes $1,305,425 of cash collateral for securities on loan)	1,308,213	$ 1,308,475

Total Short-Term Investments (cost $2,158,290)		2,158,443

TOTAL INVESTMENTS 107.4% (cost $15,130,027)		20,541,088
Liabilities in excess of other assets (7.4)%		(1,415,611)

Net Assets 100.0%		$ 19,125,477

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,254,435; cash collateral of $1,305,425 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:
Internet & Direct Marketing Retail	22.6%
Affiliated Mutual Funds (6.8% represents investments purchased with collateral from securities on loan)	11.3
Interactive Media & Services	8.8
Entertainment	6.3
Food & Staples Retailing	6.2
Life Sciences Tools & Services	5.8
Beverages	5.8
Multiline Retail	5.2
Banks	4.0
Chemicals	3.8
Specialty Retail	3.8
Biotechnology	3.5
Pharmaceuticals	3.1
IT Services	2.8%
Textiles, Apparel & Luxury Goods	2.6
Health Care Providers & Services	2.5
Personal Products	2.1
Automobiles	1.8
Insurance	1.7
Hotels, Restaurants & Leisure	1.6
Machinery	1.1
Electronic Equipment, Instruments & Components	1.0
107.4
Liabilities in excess of other assets	(7.4)
100.0%

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks
Australia 6.4%
APA Group	67,040	$ 505,217
Atlas Arteria Ltd.	164,367	919,418
Cleanaway Waste Management Ltd.	338,869	561,552
Transurban Group	101,111	1,075,541
		3,061,728
Brazil 3.7%
Light SA	94,396	478,862
Neoenergia SA	153,617	734,203
Rumo SA*	97,272	555,134
		1,768,199
Canada 4.2%
Enbridge, Inc.	20,842	696,102
Pembina Pipeline Corp.	23,546	854,484
TC Energy Corp.	9,887	484,087
		2,034,673
China 0.9%
Guangdong Investment Ltd.	214,479	451,532
Denmark 0.6%
Orsted A/S, 144A	3,063	279,951
France 7.0%
Eiffage SA	12,140	1,198,870
Getlink SE	48,797	703,731
Vinci SA	14,346	1,476,518
		3,379,119
Germany 3.7%
RWE AG	65,065	1,755,424
Italy 8.9%
Atlantia SpA	71,207	1,827,195
Enav SpA, 144A	157,755	869,601

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Enel SpA	160,264	$ 1,097,658
Terna Rete Elettrica Nazionale SpA	73,601	447,734
		4,242,188
Mexico 1.0%
CFE Capital S de RL de CV, REIT	503,198	488,133
New Zealand 1.8%
Auckland International Airport Ltd.	137,702	838,934
Spain 8.5%
Cellnex Telecom SA, 144A*	33,081	1,237,399
Ferrovial SA	63,707	1,655,929
Iberdrola SA*	2,839	26,876
Iberdrola SA (AQUIS)	122,078	1,155,676
		4,075,880
United Kingdom 2.1%
National Grid PLC	100,075	1,028,630
United States 49.5%
American Electric Power Co., Inc.	11,283	990,760
American Tower Corp., REIT	4,276	904,887
Aqua America, Inc.	35,038	1,469,844
Cheniere Energy, Inc.*	20,910	1,362,287
Edison International	19,776	1,474,103
Equinix, Inc., REIT	2,078	1,043,364
Eversource Energy	6,331	480,270
Exelon Corp.	27,108	1,221,487
FirstEnergy Corp.	42,823	1,882,927
Kinder Morgan, Inc.	38,145	786,550
NextEra Energy, Inc.	12,422	2,573,466
Norfolk Southern Corp.	7,693	1,470,286
ONEOK, Inc.	21,204	1,485,976
Sempra Energy	9,469	1,282,387
Targa Resources Corp.	11,522	448,321
Union Pacific Corp.	10,062	1,810,657
Waste Connections, Inc.	9,161	831,086

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Waste Management, Inc.	7,673	$ 897,741
Williams Cos., Inc. (The)	53,183	1,310,429
		23,726,828

Total Long-Term Investments (cost $37,765,519)		47,131,219

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $994,061)(w)	994,061	994,061

TOTAL INVESTMENTS 100.4% (cost $38,759,580)		48,125,280
Liabilities in excess of other assets (0.4)%		(193,170)

Net Assets 100.0%		$ 47,932,110

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:
Electric Utilities	26.9%
Oil, Gas & Consumable Fuels	15.3
Transportation Infrastructure	12.9
Construction & Engineering	9.0
Multi-Utilities	8.5
Road & Rail	8.1
Equity Real Estate Investment Trusts (REITs)	5.1
Commercial Services & Supplies	4.8
Water Utilities	4.0
Diversified Telecommunication Services	2.6%
Affiliated Mutual Fund	2.1
Gas Utilities	1.1
100.4
Liabilities in excess of other assets	(0.4)
100.0%

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Argentina 2.9%
MercadoLibre, Inc.*(a)	114,211	$ 70,973,000
Canada 2.4%
Shopify, Inc. (Class A Stock)*	190,293	60,490,339
China 7.2%
Alibaba Group Holding Ltd., ADR*	344,562	59,647,128
Tencent Holdings Ltd.	1,434,317	66,957,713
Wuxi Biologics Cayman, Inc., 144A*	4,912,843	52,780,336
		179,385,177
France 10.1%
Kering SA	65,317	33,712,086
LVMH Moet Hennessy Louis Vuitton SE	228,149	94,226,993
Remy Cointreau SA(a)	306,021	45,323,379
Safran SA	535,124	76,772,249
		250,034,707
Germany 2.1%
adidas AG	161,389	51,416,938
India 2.1%
HDFC Bank Ltd., ADR(a)	454,354	52,241,623
Italy 3.4%
Ferrari NV	525,055	84,456,166
Netherlands 5.9%
Adyen NV, 144A*	125,309	93,292,027
ASML Holding NV	239,038	53,217,200
		146,509,227
Switzerland 4.3%
Givaudan SA	18,981	50,330,645
Straumann Holding AG	69,291	56,452,729
		106,783,374
United Kingdom 1.4%
Experian PLC	1,150,500	34,914,143

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 56.9%
Alphabet, Inc. (Class A Stock)*	24,850	$ 30,272,270
Amazon.com, Inc.*	77,641	144,938,666
Boeing Co. (The)	130,178	44,414,130
DexCom, Inc.*	160,780	25,221,559
Edwards Lifesciences Corp.*	426,875	90,860,344
Exact Sciences Corp.*(a)	363,706	41,866,198
Facebook, Inc. (Class A Stock)*	428,638	83,254,359
Guardant Health, Inc.*(a)	240,797	22,632,510
Illumina, Inc.*(a)	121,315	36,319,285
Intuitive Surgical, Inc.*	104,297	54,183,334
Lululemon Athletica, Inc.*	386,139	73,787,301
Mastercard, Inc. (Class A Stock)	434,989	118,434,455
Netflix, Inc.*	268,595	86,753,499
NIKE, Inc. (Class B Stock)	1,052,352	90,533,842
PayPal Holdings, Inc.*	406,235	44,848,344
QUALCOMM, Inc.	418,566	30,622,289
salesforce.com, Inc.*(a)	359,963	55,614,283
Square, Inc. (Class A Stock)*(a)	743,163	59,757,737
Tesla, Inc.*(a)	77,013	18,607,111
Thermo Fisher Scientific, Inc.	246,756	68,519,206
Twilio, Inc. (Class A Stock)*(a)	447,314	62,225,850
Vertex Pharmaceuticals, Inc.*	282,939	47,143,296
Workday, Inc. (Class A Stock)*(a)	386,169	77,226,077
		1,408,035,945

Total Long-Term Investments (cost $1,990,431,111)		2,445,240,639

Short-Term Investments 14.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	37,193,856	37,193,856
PGIM Institutional Money Market Fund (cost $328,435,403; includes $327,742,185 of cash collateral for securities on loan)(b)(w)	328,412,642	328,478,325

Total Short-Term Investments (cost $365,629,259)		365,672,181

TOTAL INVESTMENTS 113.5% (cost $2,356,060,370)		2,810,912,820
Liabilities in excess of other assets (13.5)%		(334,028,252)

Net Assets 100.0%		$ 2,476,884,568

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $315,937,895; cash collateral of $327,742,185 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:
IT Services	17.7%
Affiliated Mutual Funds (13.2% represents investments purchased with collateral from securities on loan)	14.8
Textiles, Apparel & Luxury Goods	14.0
Internet & Direct Marketing Retail	11.2
Health Care Equipment & Supplies	9.2
Interactive Media & Services	7.3
Life Sciences Tools & Services	6.4
Software	5.3
Aerospace & Defense	4.9
Automobiles	4.1
Biotechnology	3.6
Entertainment	3.5%
Semiconductors & Semiconductor Equipment	3.3
Banks	2.1
Chemicals	2.0
Beverages	1.8
Professional Services	1.4
Health Care Providers & Services	0.9
113.5
Liabilities in excess of other assets	(13.5)
100.0%

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks 94.1%
Argentina 3.0%
MercadoLibre, Inc.*	25,816	$ 16,042,579
Australia 2.2%
Cochlear Ltd.	77,731	11,703,386
Canada 2.5%
Shopify, Inc. (Class A Stock)*	40,815	12,974,272
China 13.0%
Alibaba Group Holding Ltd., ADR*	97,098	16,808,635
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	788,252	7,619,214
Kweichow Moutai Co. Ltd. (Class A Stock)	124,439	17,449,826
Tencent Holdings Ltd.	305,859	14,278,308
Wuxi Biologics Cayman, Inc., 144A*	1,186,382	12,745,704
		68,901,687
Denmark 1.3%
Novo Nordisk A/S (Class B Stock)	148,333	7,120,949
France 25.2%
Airbus SE	121,637	17,193,268
Dassault Systemes SE	135,582	20,632,129
Kering SA	16,379	8,453,699
L’Oreal SA	83,073	22,192,289
LVMH Moet Hennessy Louis Vuitton SE	46,177	19,071,396
Pernod Ricard SA	80,582	14,174,048
Remy Cointreau SA(a)	82,935	12,283,126
Safran SA	133,544	19,159,061
		133,159,016
Germany 4.4%
adidas AG	43,105	13,732,826
SAP SE	77,929	9,581,225
		23,314,051
Hong Kong 3.5%
AIA Group Ltd.	1,091,231	11,238,297
Techtronic Industries Co. Ltd.	944,397	7,046,306
		18,284,603

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India 2.1%
HDFC Bank Ltd., ADR	95,854	$ 11,021,293
Italy 6.2%
Brunello Cucinelli SpA	379,111	12,015,636
Ferrari NV	128,112	20,607,076
		32,622,712
Netherlands 6.4%
Adyen NV, 144A*	28,148	20,956,068
ASML Holding NV	57,919	12,894,548
		33,850,616
Switzerland 9.5%
Alcon, Inc.*	38,153	2,217,406
Givaudan SA	6,205	16,453,382
Novartis AG	149,207	13,679,190
Straumann Holding AG	22,286	18,156,839
		50,506,817
Thailand 1.7%
Sea Ltd., ADR*(a)	257,570	9,040,707
United Kingdom 6.4%
Ashtead Group PLC	395,814	10,904,604
AstraZeneca PLC	104,554	8,986,948
Experian PLC	465,721	14,133,203
		34,024,755
United States 6.7%
Lululemon Athletica, Inc.*	132,267	25,274,901
Spotify Technology SA*	67,034	10,386,248
		35,661,149

Total Common Stocks (cost $404,143,988)		498,228,592

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 3.8%
Germany
Sartorius AG (PRFC) (cost $10,507,537)	98,205	$ 20,096,365

Total Long-Term Investments (cost $414,651,525)		518,324,957

Short-Term Investments 6.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	12,104,415	12,104,415
PGIM Institutional Money Market Fund(b)(w) (cost $21,685,773; includes $21,652,684 of cash collateral for securities on loan)	21,680,235	21,684,571

Total Short-Term Investments (cost $33,790,188)		33,788,986

TOTAL INVESTMENTS 104.3% (cost $448,441,713)		552,113,943
Liabilities in excess of other assets (4.3)%		(22,971,691)

Net Assets 100.0%		$ 529,142,252

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,812,976; cash collateral of $21,652,684 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:
Textiles, Apparel & Luxury Goods	14.9%
Health Care Equipment & Supplies	9.8
Beverages	8.3
Pharmaceuticals	7.0
Aerospace & Defense	6.9
IT Services	6.5
Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	6.4
Internet & Direct Marketing Retail	6.2
Software	5.7%
Personal Products	4.2
Automobiles	3.9
Entertainment	3.6
Chemicals	3.1
Interactive Media & Services	2.7
Professional Services	2.7
Semiconductors & Semiconductor Equipment	2.4
Life Sciences Tools & Services	2.4
Insurance	2.1

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Banks	2.1%
Trading Companies & Distributors	2.0
Machinery	1.4
104.3
Liabilities in excess of other assets	(4.3)
100.0%

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks 97.0%
Australia 5.0%
AGL Energy Ltd.	96,027	$ 1,374,947
Aristocrat Leisure Ltd.	5,432	113,370
BHP Group Ltd.	27,830	771,524
BHP Group PLC	19,620	467,922
Coronado Global Resources, Inc., 144A	78,397	173,258
Goodman Group, REIT	149,417	1,513,785
Jumbo Interactive Ltd.	11,287	149,381
Magellan Financial Group Ltd.	16,487	695,509
Rio Tinto Ltd.	3,508	236,639
Rio Tinto PLC	32,995	1,870,687
Santos Ltd.	258,095	1,276,354
Telstra Corp. Ltd.	241,177	655,099
Woodside Petroleum Ltd.	10,483	248,278
WPP AUNZ Ltd.	336,587	149,670
		9,696,423
Austria 0.6%
BAWAG Group AG, 144A*	12,460	496,731
Wienerberger AG	28,789	658,032
		1,154,763
Belgium 0.1%
KBC Group NV	2,328	149,844
Brazil 1.9%
B3 SA - Brasil Bolsa Balcao	22,400	248,279
Banco Bradesco SA	14,760	120,823
Banco do Brasil SA	97,400	1,260,265
Banco Santander Brasil SA, UTS	115,500	1,309,848
Petroleo Brasileiro SA	33,100	249,702
Transmissora Alianca de Energia Eletrica SA, UTS	65,500	475,758
		3,664,675
Canada 5.8%
Canadian Pacific Railway Ltd.	7,000	1,671,291
CGI, Inc.*	8,200	631,123
Cogeco Communications, Inc.	3,000	236,922
Corus Entertainment, Inc. (Class B Stock)	133,400	512,455
Kirkland Lake Gold Ltd.	1,800	74,439
Manulife Financial Corp.	91,400	1,655,145

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Onex Corp.	1,400	$ 84,575
Royal Bank of Canada	22,200	1,753,056
Sun Life Financial, Inc.	34,200	1,421,070
Suncor Energy, Inc.	6,300	180,771
TC Energy Corp.	8,700	425,969
Teck Resources Ltd. (Class B Stock)	56,300	1,151,765
TFI International, Inc.	21,700	686,449
Toronto-Dominion Bank (The)	13,100	765,771
		11,250,801
Chile 0.7%
AES Gener SA	1,287,904	322,865
Enel Americas SA	6,150,754	1,014,853
		1,337,718
China 9.2%
Alibaba Group Holding Ltd., ADR*	9,800	1,696,478
Anhui Conch Cement Co. Ltd. (Class H Stock)	143,000	831,832
Asia Cement China Holdings Corp.	402,500	557,879
Bank of Chengdu Co. Ltd. (Class A Stock)	77,600	95,094
Bank of Jiangsu Co. Ltd. (Class A Stock)	83,400	83,772
Bank of Nanjing Co. Ltd. (Class A Stock)	82,300	98,538
BOC Hong Kong Holdings Ltd.	111,500	426,068
China BlueChemical Ltd. (Class H Stock)	1,214,000	333,886
China Coal Energy Co. Ltd. (Class H Stock)	450,000	174,807
China National Building Material Co. Ltd. (Class H Stock)	230,000	203,972
China Resources Pharmaceutical Group Ltd., 144A	69,500	76,116
China Shenhua Energy Co. Ltd. (Class H Stock)	39,500	78,275
China State Construction Engineering Corp. Ltd. (Class A Stock)	125,600	106,728
China Telecom Corp. Ltd. (Class H Stock)	2,200,000	987,148
China Unicom Hong Kong Ltd.	1,126,000	1,099,153
Chlitina Holding Ltd.	82,000	645,937
CITIC Ltd.	58,000	76,936
CITIC Telecom International Holdings Ltd.	890,000	367,510
CNOOC Ltd.	883,000	1,454,428
Daqin Railway Co. Ltd. (Class A Stock)	101,800	116,232
Henan Shuanghui Investment & Development Co. Ltd. (Class A Stock)	28,200	97,620
Industrial Bank Co. Ltd. (Class A Stock)	43,300	119,735
JD.com, Inc., ADR*	6,700	200,397
JinkoSolar Holding Co. Ltd., ADR*(a)	13,200	258,588
Kweichow Moutai Co. Ltd. (Class A Stock)	600	84,137
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	72,000	854,266

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Poly Property Group Co. Ltd.	1,557,000	$ 577,183
Sany Heavy Industry Co. Ltd. (Class A Stock)	65,500	133,562
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	90,500	123,573
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	67,200	115,254
Shougang Fushan Resources Group Ltd.	878,000	182,207
Shui On Land Ltd.	616,000	131,996
Sinotruk Hong Kong Ltd.	722,000	1,065,606
Sunac China Holdings Ltd.	28,000	127,462
TAL Education Group, ADR*	4,000	128,800
Tencent Holdings Ltd.	32,300	1,507,850
Weichai Power Co. Ltd. (Class H Stock)	861,000	1,332,724
Xiamen C & D, Inc. (Class A Stock)	77,300	100,528
Yum China Holdings, Inc.	28,800	1,310,400
		17,962,677
Colombia 0.6%
Ecopetrol SA	1,207,517	1,085,721
Denmark 0.8%
H. Lundbeck A/S	3,114	120,019
Novo Nordisk A/S (Class B Stock)	21,501	1,032,188
Scandinavian Tobacco Group A/S, 144A	32,739	345,915
		1,498,122
Finland 0.2%
Neste OYJ	10,593	351,219
France 6.3%
Airbus SE	14,717	2,080,233
Alstom SA	1,599	68,807
Arkema SA	851	76,430
Cie Generale des Etablissements Michelin SCA	11,194	1,237,041
Credit Agricole SA	12,749	151,461
Dassault Systemes SE	1,544	234,957
Hermes International	1,024	720,500
Kering SA	3,056	1,577,294
LVMH Moet Hennessy Louis Vuitton SE	5,891	2,433,021
Peugeot SA	55,066	1,297,176
Publicis Groupe SA	12,268	605,114
Sanofi	18,502	1,544,162
TOTAL SA	4,691	243,089
		12,269,285

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany 4.4%
adidas AG	1,690	$ 538,417
Allianz SE	9,755	2,264,935
Amadeus Fire AG	1,263	172,455
Bayer AG	2,397	155,421
CompuGroup Medical SE	2,931	226,950
Deutsche Pfandbriefbank AG, 144A	59,234	674,804
Deutsche Telekom AG	109,187	1,793,635
E.ON SE	28,931	289,360
Fresenius Medical Care AG & Co. KGaA	2,093	145,205
Fresenius SE & Co. KGaA	9,478	475,902
HeidelbergCement AG	993	71,742
Henkel AG & Co. KGaA	1,391	130,889
Merck KGaA	1,429	145,503
MTU Aero Engines AG	5,172	1,293,008
Salzgitter AG	3,210	70,104
SAP SE	891	109,547
		8,557,877
Greece 0.7%
Hellenic Telecommunications Organization SA	26,516	364,580
Motor Oil Hellas Corinth Refineries SA	38,030	942,192
		1,306,772
Hong Kong 1.9%
AIA Group Ltd.	18,400	189,497
CK Hutchison Holdings Ltd.	27,500	257,293
Hang Seng Bank Ltd.	48,600	1,157,437
Hongkong Land Holdings Ltd.	158,800	969,266
Swire Pacific Ltd. (Class A Stock)	17,000	195,563
Wharf Real Estate Investment Co. Ltd.	159,000	1,007,467
		3,776,523
Hungary 0.1%
Magyar Telekom Telecommunications PLC	55,356	80,276
MOL Hungarian Oil & Gas PLC	6,557	66,762
		147,038
India 1.3%
Bajaj Finance Ltd.	1,625	76,887
Jubilant Foodworks Ltd.	34,330	598,553
NTPC Ltd.	39,307	72,388

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Oil & Natural Gas Corp. Ltd.	146,775	$ 296,380
Power Grid Corp. of India Ltd.	70,257	215,269
Redington India Ltd.	36,672	57,376
Wipro Ltd.	328,817	1,267,378
		2,584,231
Indonesia 0.1%
Bank Mandiri Persero Tbk PT	177,900	100,757
Mitra Adiperkasa Tbk PT	2,453,200	165,697
		266,454
Ireland 0.0%
Kingspan Group PLC	1,484	72,615
Israel 1.2%
Bank Leumi Le-Israel BM	13,963	101,947
Check Point Software Technologies Ltd.*	1,400	156,730
CyberArk Software Ltd.*	6,200	861,056
Israel Discount Bank Ltd. (Class A Stock)	19,406	84,305
Nice Ltd.*	7,259	1,113,608
		2,317,646
Italy 1.3%
Enel SpA	263,780	1,806,646
Ferrari NV	1,152	185,302
Poste Italiane SpA, 144A	49,691	530,470
Snam SpA	19,642	96,345
		2,618,763
Japan 16.7%
Alfresa Holdings Corp.	3,200	77,210
Asahi Group Holdings Ltd.	4,400	190,804
Astellas Pharma, Inc.	107,800	1,530,259
Bandai Namco Holdings, Inc.	2,300	124,032
Central Japan Railway Co.	1,300	261,336
Chubu Electric Power Co., Inc.	5,900	83,364
Daiwa House Industry Co. Ltd.	6,400	182,153
EDION Corp.	74,400	707,206
Eisai Co. Ltd.	2,800	151,360
Fast Retailing Co. Ltd.	600	360,346
FUJIFILM Holdings Corp.	8,900	422,357

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
GungHo Online Entertainment, Inc.(a)	8,670	$ 228,629
Hikari Tsushin, Inc.	500	110,313
Hitachi Ltd.	31,100	1,105,133
Hoya Corp.	21,700	1,669,411
ITOCHU Corp.	83,000	1,581,721
Japan Post Holdings Co. Ltd.	119,200	1,167,395
Japan Tobacco, Inc.	44,200	977,874
Kansai Electric Power Co., Inc. (The)	8,300	102,523
KDDI Corp.	56,800	1,484,051
McDonald’s Holdings Co. Japan Ltd.	1,700	76,390
Medipal Holdings Corp.	24,400	518,963
Mitsubishi Estate Co. Ltd.	11,100	204,427
Mitsubishi UFJ Financial Group, Inc.	359,800	1,730,013
Mitsui & Co. Ltd.	74,400	1,211,780
Nexon Co. Ltd.*	4,900	77,592
Nippon Telegraph & Telephone Corp.	35,384	1,595,503
Nishi-Nippon Financial Holdings, Inc.	87,400	616,134
Obayashi Corp.	33,200	314,780
Obic Co. Ltd.	10,700	1,142,501
ORIX Corp.	30,600	437,127
Otsuka Corp.	21,900	865,876
Press Kogyo Co. Ltd.	70,500	319,740
Rakuten, Inc.	131,500	1,343,951
Recruit Holdings Co. Ltd.	53,200	1,807,794
Resona Holdings, Inc.	18,400	74,837
Seibu Holdings, Inc.	4,900	77,117
Shimizu Corp.	9,500	76,609
Shionogi & Co. Ltd.	14,600	808,562
Showa Denko KK	5,800	155,661
Sony Corp.	36,700	2,076,970
Sumitomo Corp.	88,200	1,309,581
Sumitomo Mitsui Financial Group, Inc.	12,400	433,952
Sumitomo Mitsui Trust Holdings, Inc.	3,100	105,899
Sumitomo Realty & Development Co. Ltd.	3,100	113,013
Taisei Corp.	28,500	982,170
Tokio Marine Holdings, Inc.	11,400	605,074
Tokuyama Corp.	13,300	308,154
Tokyo Electron Ltd.	1,500	255,155
Toyota Motor Corp.	5,733	369,888
		32,532,690
Luxembourg 0.5%
ArcelorMittal	62,645	992,244

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Macau 0.1%
Galaxy Entertainment Group Ltd.	402	$ 2,758
Sands China Ltd.	49,600	240,171
		242,929
Mexico 0.1%
Fibra Uno Administracion SA de CV, REIT	59,700	76,854
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	4,755	71,956
		148,810
Netherlands 2.8%
Adyen NV, 144A*	1,113	828,624
ASR Nederland NV	16,777	628,870
Koninklijke Ahold Delhaize NV	64,771	1,464,349
NN Group NV	21,422	802,838
Royal Dutch Shell PLC (Class A Stock)	41,444	1,304,687
Royal Dutch Shell PLC (Class B Stock)	6,509	205,387
Wolters Kluwer NV	3,399	246,282
		5,481,037
New Zealand 0.1%
Metlifecare Ltd.	74,731	214,806
Norway 0.5%
DNB ASA	9,212	164,455
Salmar ASA	14,078	650,275
Telenor ASA	8,596	174,585
		989,315
Pakistan 0.5%
Engro Fertilizers Ltd.	484,500	195,319
Fauji Fertilizer Co. Ltd.	374,000	223,227
Oil & Gas Development Co. Ltd.	703,300	560,086
		978,632
Philippines 0.6%
SM Prime Holdings, Inc.	1,567,700	1,122,671
Poland 0.6%
Polski Koncern Naftowy ORLEN SA	3,110	78,028

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland (cont’d.)
Powszechna Kasa Oszczednosci Bank Polski SA	58,937	$ 620,866
Powszechny Zaklad Ubezpieczen SA	48,498	522,498
		1,221,392
Portugal 0.3%
Sonae SGPS SA	649,786	607,509
Qatar 0.1%
Qatar Navigation QSC	93,325	169,634
Russia 1.4%
Gazprom PJSC, ADR	102,260	746,247
LUKOIL PJSC, ADR	7,998	655,432
Novatek PJSC, GDR	846	176,685
Rosneft Oil Co. PJSC, GDR	36,304	240,307
Sberbank of Russia PJSC, ADR	35,093	522,505
Tatneft PJSC, ADR	4,631	322,599
		2,663,775
Singapore 1.7%
CapitaLand Mall Trust, REIT	51,800	98,639
DBS Group Holdings Ltd.	78,400	1,495,275
United Overseas Bank Ltd.	11,800	225,205
Wilmar International Ltd.	501,700	1,451,028
		3,270,147
South Africa 1.4%
Anglo American Platinum Ltd.	2,790	166,055
Anglo American PLC	60,058	1,474,433
Astral Foods Ltd.	23,713	272,428
Exxaro Resources Ltd.	6,571	76,584
Kumba Iron Ore Ltd.	20,568	679,649
Telkom SA SOC Ltd.	12,190	72,642
		2,741,791
South Korea 3.9%
Daishin Securities Co. Ltd.	35,515	355,538
Hana Financial Group, Inc.	39,805	1,169,834
Hyundai Greenfood Co. Ltd.	10,017	104,611
Hyundai Mobis Co. Ltd.	769	156,153
Industrial Bank of Korea	92,160	1,022,899

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
KB Financial Group, Inc.	3,690	$ 135,267
Kia Motors Corp.	35,244	1,299,979
KT&G Corp.	940	76,408
POSCO	4,587	869,846
Samsung Electronics Co. Ltd.	19,156	728,620
Shinhan Financial Group Co. Ltd.	34,923	1,282,555
Taekwang Industrial Co. Ltd.	355	372,341
Woori Financial Group, Inc.	6,933	76,672
		7,650,723
Spain 1.5%
ACS Actividades de Construccion y Servicios SA	2,901	117,166
Aena SME SA, 144A	5,800	1,050,676
Banco Bilbao Vizcaya Argentaria SA	268,972	1,366,948
Repsol SA	13,206	209,603
Telefonica SA	25,843	197,513
		2,941,906
Sweden 2.3%
Alfa Laval AB	4,097	76,235
Atlas Copco AB (Class B Stock)	5,159	140,897
Essity AB (Class B Stock)	6,953	206,463
Sandvik AB	87,418	1,342,644
Skandinaviska Enskilda Banken AB (Class A Stock)	138,344	1,302,230
Volvo AB (Class B Stock)	100,392	1,492,669
		4,561,138
Switzerland 5.3%
Logitech International SA	17,848	734,755
Nestle SA	28,100	2,972,952
Novartis AG	35,500	3,254,614
Roche Holding AG	11,504	3,077,001
Sonova Holding AG	345	79,135
STMicroelectronics NV	6,397	117,652
		10,236,109
Taiwan 3.6%
Chipbond Technology Corp.	331,000	668,680
Delta Electronics, Inc.	89,000	431,438
Hon Hai Precision Industry Co. Ltd.	148,000	373,025
Largan Precision Co. Ltd.	3,000	407,515

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
MediaTek, Inc.	14,000	$ 140,929
Radiant Opto-Electronics Corp.	180,000	711,222
Realtek Semiconductor Corp.	11,000	73,691
Taiwan Semiconductor Manufacturing Co. Ltd.	99,000	819,652
Tripod Technology Corp.	214,000	714,334
Uni-President Enterprises Corp.	556,000	1,441,408
Yuanta Financial Holding Co. Ltd.	1,976,000	1,108,604
Zhen Ding Technology Holding Ltd.	37,000	135,346
		7,025,844
Thailand 0.9%
Com7 PCL (Class F Stock)	892,600	731,766
Pruksa Holding PCL	429,200	306,922
Thanachart Capital PCL	382,800	733,252
		1,771,940
Turkey 1.1%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	293,044	127,708
Enerjisa Enerji A/S, 144A	416,363	451,270
Eregli Demir ve Celik Fabrikalari TAS	610,246	812,050
Soda Sanayii A/S	107,535	117,847
Tekfen Holding A/S	146,785	619,919
Tupras Turkiye Petrol Rafinerileri A/S	3,335	83,683
		2,212,477
United Kingdom 8.8%
3i Group PLC	106,899	1,444,848
Ashtead Group PLC	22,501	619,898
Auto Trader Group PLC, 144A	184,408	1,209,872
Aviva PLC	36,756	181,307
Barclays PLC	244,544	457,858
Barratt Developments PLC	9,999	77,986
Berkeley Group Holdings PLC	1,683	79,086
BP PLC	73,156	484,266
British American Tobacco PLC	56,377	2,012,262
Burberry Group PLC	3,335	91,494
Coca-Cola European Partners PLC	13,300	735,224
Dialog Semiconductor PLC*	16,534	750,402
GlaxoSmithKline PLC	46,577	964,945
Halma PLC	3,545	85,770
HSBC Holdings PLC	70,440	563,095

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Imperial Brands PLC	49,831	$ 1,266,008
J Sainsbury PLC	34,237	81,663
JD Sports Fashion PLC	84,589	665,359
Legal & General Group PLC	438,760	1,395,200
Lloyds Banking Group PLC	819,624	528,637
Mitchells & Butlers PLC*	49,461	183,242
RELX PLC	18,325	435,355
Smith & Nephew PLC	8,175	184,894
Tesco PLC	91,806	248,210
Unilever NV	29,902	1,728,498
Unilever PLC	10,499	631,471
		17,106,850

Total Common Stocks (cost $172,711,143)		188,953,536
Exchange-Traded Funds 1.2%
United States
iShares MSCI EAFE ETF(a)	26,300	1,695,035
iShares MSCI Emerging Markets ETF	13,500	563,895
iShares MSCI Saudi Arabia ETF	2,300	74,842

Total Exchange-Traded Funds (cost $2,269,558)		2,333,772
Preferred Stocks 1.2%
Brazil 1.1%
Banco do Estado do Rio Grande do Sul SA (PRFC) (Class B Stock)	109,000	674,618
Cia de Saneamento do Parana (PRFC)	76,600	317,130
Petroleo Brasileiro SA (PRFC)	175,600	1,208,290
		2,200,038

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)	7,630	$ 236,587

Total Preferred Stocks (cost $1,827,939)		2,436,625

Total Long-Term Investments (cost $176,808,640)		193,723,933

Short-Term Investments 1.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	82,944	82,944
PGIM Institutional Money Market Fund(b)(w) (cost $1,954,301; includes $1,951,772 of cash collateral for securities on loan)	1,954,040	1,954,431

Total Short-Term Investments (cost $2,037,245)		2,037,375

TOTAL INVESTMENTS 100.4% (cost $178,845,885)		195,761,308
Liabilities in excess of other assets (0.4)%		(864,917)

Net Assets 100.0%		$ 194,896,391

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,889,489; cash collateral of $1,951,772 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Institutional Money Market Fund.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:
Banks	12.3%
Oil, Gas & Consumable Fuels	6.8
Pharmaceuticals	6.7
Insurance	6.3
Metals & Mining	5.1
Diversified Telecommunication Services	3.8
Food Products	3.3
Textiles, Apparel & Luxury Goods	2.9
Machinery	2.8
Real Estate Management & Development	2.6%
Trading Companies & Distributors	2.5
IT Services	2.4
Tobacco	2.4
Capital Markets	2.0
Electric Utilities	1.9
Semiconductors & Semiconductor Equipment	1.9
Aerospace & Defense	1.8
Electronic Equipment, Instruments & Components	1.8

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Industry Classification (continued):
Internet & Direct Marketing Retail	1.7%
Automobiles	1.7
Personal Products	1.6
Road & Rail	1.5
Interactive Media & Services	1.4
Hotels, Restaurants & Leisure	1.4
Specialty Retail	1.4
Professional Services	1.3
Food & Staples Retailing	1.3
Software	1.3
Exchange-Traded Funds	1.2
Construction & Engineering	1.2
Construction Materials	1.1
Household Durables	1.1
Technology Hardware, Storage & Peripherals	1.1
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	1.0
Health Care Equipment & Supplies	1.0
Chemicals	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Auto Components	0.9
Multi-Utilities	0.8
Media	0.8
Wireless Telecommunication Services	0.8
Health Care Providers & Services	0.7
Transportation Infrastructure	0.5%
Beverages	0.5
Thrifts & Mortgage Finance	0.3
Diversified Financial Services	0.2
Independent Power & Renewable Electricity Producers	0.2
Household Products	0.2
Water Utilities	0.2
Industrial Conglomerates	0.1
Entertainment	0.1
Health Care Technology	0.1
Marine	0.1
Multiline Retail	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1
Gas Utilities	0.0*
Consumer Finance	0.0*
Building Products	0.0*
100.4
Liabilities in excess of other assets	(0.4)
100.0%

*	Less than +/- 0.05%

Other information regarding the Series is available in each Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).